  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999
                                                   REGISTRATION NO. 333-65149
                                                                    811-9062

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ( )

                       Pre-Effective Amendment No.                   ( )

                      Post-Effective Amendment No. 1                 (X)

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( )

                           Amendment No. 7                           (X)


                       AUSA LIFE INSURANCE COMPANY, INC.
                              SEPARATE ACCOUNT C
                          (Exact Name of Registrant)

                       AUSA Life Insurance Company, Inc.
         (Formerly First Providian Life and Health Insurance Company)
                             (Name of Depositor)

                               666 Fifth Avenue
                           New York, New York 10103
              (Address of Depositor's Principal Executive Office)
                 Depositor's Telephone Number: (212) 246-5234

                          Gregory E. Miller-Breetz, Esq.
                       AUSA Life Insurance Company, Inc.
                            400 West Market Street
                                P.O. Box 32830
                          Louisville, Kentucky 40232
                   (Name and Address of Agent for Service)

                                  Copies to:
                          Michael Berenson, Esquire
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                      1025 Thomas Jefferson Street, N.W.
                                Suite 400 East
                         Washington, D.C. 20007-0805

                Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[_]   Immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]   On 5/1/99, pursuant to paragraph (b) of Rule 485.
      60 days after filing pursuant to paragraph (a)(1) of Rule 485. On _____________, pursuant to paragraph (a)(1) of Rule 485.
      75 days after filing pursuant to paragraph (a)(2) of Rule 485. On _____________, 1995 pursuant to paragraph (a)(2) of Rule 485.

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

ITEM OF
-------
FORM N-4                                          PROSPECTUS CAPTION
--------                                          ------------------
 1.  Cover Page.............................     Cover Page
 2.  Definitions............................     GLOSSARY

 3.  Synopsis...............................     Summary; FEE TABLE;
                                                 Performance Measures


 4.  Condensed Financial Information........     Condensed Financial Information


 5.  General Description of Registrant,
     Depositor, and Portfolio Companies.....     AUSA Life
                                                 Insurance Company, Inc.;
                                                 AUSA Life
                                                 Insurance Company, Inc.
                                                 Separate Account C; The
                                                 Portfolios; Voting Rights
 6.  Deductions.............................     Expenses; Taxes; FEE TABLE
 7.  General Description of Variable Annuity
     Contracts..............................     The Annuity Contract
 8.  Annuity Period.........................     Annuity Payments
 9.  Death Benefit..........................     Death Benefit
10.  Purchases and Contract Value...........     Contract Application and
                                                 Purchase Payments; Accumulated
                                                 Value
11.  Redemptions............................     Access to Your Money
12.  Taxes..................................     Taxes
13.  Legal Proceedings......................     Legal Matters
14.  Table of Contents of the Statement
     of Additional Information..............     Table of Contents of the
                                                 Advisor's Edge Variable Annuity
                                                 Statement of Additional
                                                 Information

                                     PART B

ITEM OF                                           STATEMENT OF ADDITIONAL
-------                                           -----------------------
FORM N-4                                          INFORMATION CAPTION
--------                                          -------------------
15.  Cover Page.............................      Cover Page
16.  Table of Contents......................      Table of Contents
17.  General Information and History........      AUSA LIFE
18.  Services...............................      Part A: Auditors; Part B:
                                                  SAFEKEEPING OF ACCOUNT
                                                  ASSETS; DISTRIBUTION OF THE
                                                  CONTRACTS
19.  Purchase of Securities Being                 DISTRIBUTION OF THE
     Offered................................      CONTRACTS; Exchanges

20.  Underwriters...........................      DISTRIBUTION OF THE
                                                  CONTRACTS
21.  Calculation of Performance Data........      PERFORMANCE INFORMATION
22.  Annuity Payments.......................      Computations of Annuity Income
                                                  Payments
23.  Financial Statements...................      FINANCIAL STATEMENTS

                                                             THE ADVISOR'S EDGE
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                              AUSA Life Insurance Company, Inc.
                                                             Separate Account C

                                                                             By

                                              AUSA Life Insurance Company, Inc.

                                                                     Prospectus
                                                                    May 1, 1999

The Advisor's Edge Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in 23 investment company portfolios (the "Portfolios"). The Contract is a group variable annuity contract and is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is available only in the state of New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

THE PORTFOLIOS

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
    DFA Small Value
    DFA Large Value
    DFA International Value
    DFA International Small
    DFA Short-Term Fixed
    DFA Global Bond

Endeavor Series Trust
Advised by Endeavor Management Co.
    Dreyfus Small Cap Value
    Endeavor Enhanced Index
    T. Rowe Price International

The Federated Insurance Series
Advised by Federated Advisers
    Federated American Leaders
    Federated High Income Bond
    Federated Prime Money
    Federated U.S. Government Securities
    Federated Utility

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Growth
    Montgomery Emerging Markets

Steinroe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Special Venture

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock
    Strong Schafer Value

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
    Wanger U.S. Small Cap Advisor
    Wanger International Small Cap Advisor

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.
    Warburg Pincus International Equity
    Warburg Pincus Small Company Growth

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Contents

 1   Cross Reference to Definitions
 2   Summary
 6   Fee Table
 8   Example
 8   The Annuity Contract
 10  Annuity Payments
 12  Purchase
 15  Investment Options
 21  Expenses
 22  Taxes
 25  Access to Your Money
 27  Performance
 29  Death Benefit
 32  Other Information
 37  Table of Contents of Statement of Additional Information
 A-1 Appendix (Condensed Financial Information)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase.......................................................      9

Annuitant................................................................ 29, 30

Annuity Date.............................................................     10

Annuity Payment Options..................................................     10

Beneficiary.............................................................. 29, 30

Business Day.............................................................     12

Contract.................................................................     33

Contract Anniversary.....................................................     13

Contract Date............................................................     13

Contract Owner...........................................................     34

Contract Year............................................................     13

Income Phase.............................................................      9

Initial Purchase Payment.................................................     12

Joint Annuitant..........................................................     31

Net Purchase Payment.....................................................     13

Qualified Contract.......................................................     13

Portfolios...............................................................     15

Purchase Payment.........................................................     13

Right to Cancel Period...................................................     34

Tax Deferral.............................................................     22

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). The Contract provides a means of investing on a tax-deferred basis in twenty-three investment company portfolios.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-three Portfolios available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 10, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $2,000 (or $50 monthly by payroll deduction) for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $50 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the eight Funds' prospectuses:

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
   VA Small Value Portfolio ("DFA Small Value Portfolio")
   VA Large Value Portfolio ("DFA Large Value Portfolio")
   VA International Value Portfolio ("DFA International Value Portfolio") VA International Small Portfolio ("DFA International Small Portfolio") VA Short-Term Fixed Portfolio ("DFA Short-Term Fixed Portfolio")
   VA Global Bond Portfolio ("DFA Global Bond Portfolio")

Endeavor Series Trust
Advised by Endeavor Management Co.
   Dreyfus Small Cap Value Portfolio
   Endeavor Enhanced Index Portfolio
   T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Advisers
   Federated American Leaders Fund II ("Federated American Leaders
   Portfolio")
   Federated Fund for U.S. Government Securities II ("Federated U.S. Government Securities Portfolio")
   Federated High Income Bond Fund II ("Federated High Income Bond
   Portfolio")
   Federated Prime Money Fund II ("Federated Prime Money Portfolio") Federated Utility Fund II ("Federated Utility Portfolio")

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
   Montgomery Variable Series: Growth Fund ("Montgomery Growth Portfolio") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Portfolio")

Steinroe Variable Investment Trust
Advised by Stein Roe & Fanham Incorporated
   Stein Roe Special Venture Fund, Variable Series ("Stein Roe Special Venture Portfolio")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
   Strong International Stock Fund II ("Strong International Stock
   Portfolio")
   Strong Schafer Value Fund II ("Strong Schafer Value Fund II")

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
   Wanger U.S. Small Cap Advisor Portfolio
   Wanger International Small Cap Advisor Portfolio

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.
   Warburg Pincus International Equity Portfolio
   Warburg Pincus Small Company Growth Portfolio

You can make or lose money in any of these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Purchase Payments.

No surrender charge applies to withdrawals.

AUSA Life will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.50% for the mortality and expense risks it assumes. There is also a $30 annual Contract Fee.

You will also pay certain expenses associated with the operation of the Portfolios.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, AUSA Life may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the

Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Periods

There are two different Right to Cancel Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing.

Reinstatements

If you ask AUSA Life to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee under the Internal Revenue Code, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life and Health Insurance Company ("First Providian") merged into AUSA Life in October 1998.

AUSA Life Insurance Company, Inc. Separate Account C

First Providian established the Separate Account under New York law. As part of First Providian's merger with AUSA Life, the Separate Account was also merged into AUSA Life and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has twenty-three Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 32.

11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge variable annuity, call or write:

AUSA Life Insurance Company, Inc.
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 21.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases.........................................  None
Contingent Deferred Sales Load (surrender charge).......................  None
Exchange Fees...........................................................  None

Annual Contract Maintenance Fee.........................................   $30

Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................... 0.50%
Administrative Charge................................................... 0.15%
                                                                         -----
Total Annual Separate Account Expenses.................................. 0.65%

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                          Management and    Other   Rule 12b-1 Total Portfolio
                         Advisory Expenses Expenses    Fees    Annual Expenses
                         ----------------- -------- ---------- ---------------
DFA Small Value
 Portfolio..............       0.50%         0.20%      --          0.70%
DFA Large Value
 Portfolio..............       0.25%         0.21%      --          0.46%
DFA International Value
 Portfolio..............       0.40%         0.28%      --          0.68%
DFA International Small
 Portfolio..............       0.50%         0.40%      --          0.90%
DFA Short-Term Fixed
 Portfolio..............       0.25%         0.16%      --          0.41%
DFA Global Bond
 Portfolio..............       0.25%         0.32%      --          0.57%
Dreyfus Small Cap Value
 Portfolio/1/...........       0.80%         0.06%     0.08%        0.94%
Endeavor Enhanced Index
 Portfolio/2/...........       0.75%         0.35%      --          1.10%
Federated American
 Leaders
 Portfolio/3/...........       0.74%         0.14%      --          0.88%
Federated Utility
 Portfolio/3/...........       0.68%         0.25%      --          0.93%
Federated Prime Money
 Portfolio/3/...........       0.49%         0.31%      --          0.80%
Federated U.S.
 Government Securities
 Portfolio/3/...........       0.52%         0.33%      --          0.85%
Federated High Income
 Bond Portfolio.........       0.60%         0.18%      --          0.78%
Montgomery Growth
 Portfolio/4/...........       1.00%         0.25%      --          1.25%
Montgomery Emerging
 Markets Portfolio......       1.25%         0.50%      --          1.75%
Stein Roe Special
 Venture Portfolio......       0.65%         0.10%      --          0.75%
Strong International
 Stock Portfolio........       1.00%         0.62%      --          1.62%
Strong Schafer Value
 Portfolio/5/...........       1.00%         0.20%      --          1.20%
T. Rowe Price
 International Stock
 Portfolio/6/...........       0.90%         0.08%      --          0.98%
Wanger U.S. Small Cap
 Advisor Portfolio......       0.96%         0.06%      --          1.02%
Wanger International
 Small Cap Advisor
 Portfolio..............       1.27%         0.28%      --          1.55%
Warburg Pincus
 International Equity
 Portfolio/7/...........       1.00%         0.36%      --          1.36%
Warburg Pincus Small
 Company Growth
 Portfolio/7/...........       0.90%         0.24%      --          1.14%

/1/Endeavor Management Co. has agreed, until terminated by Endeavor
   Management Co., to assume expenses of the Dreyfus Small Cap Portfolio that exceed 1.30%. The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and that such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commission to promote the sale of the Trust's shares involves no additional costs to the Trust or any Contract Owner. Endeavor Series Trust, on the basis of advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

/2/Endeavor Management Co. has agreed, until terminated by Endeavor
   Management Co., to assume expenses of the Endeavor Enhanced Index Portfolio that exceed 1.30%.

/3/The expense figures shown reflect actual expenses for fiscal year 1998 including voluntary waivers of a portion of the management fees and/or assumption of expenses. The maximum Management and Advisory Expenses and Total Portfolio Annual Expenses absent the voluntary waivers would have been as follows: 0.75% and 0.89%, respectively, for the Federated American Leaders Portfolio; 0.75% and 1.00%, respectively, for the Federated Utility Portfolio; 0.50% and 0.81%, respectively, for the Federated Prime Money Portfolio; 0.60% and 0.93%, respectively, for the Federated U.S. Government Securities Portfolio.

/4/The figures above are based on actual expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after deferment of fees and/or expense reimbursement). The expense figures shown reflect voluntary deferment of a portion of the management fees and/or assumption of expenses. Absent the voluntary deferment, the maximum Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been as follows: 1.00%, 0.40%, and 1.40%, respectively, for the Montgomery Growth Portfolio.

/5/The expense figures shown reflect actual expenses for fiscal year 1998 (as a percentage of the Portfolio's average net assets after fee waiver and/or expense reimbursement). The expense figures shown reflect voluntary waivers of a portion of the management fees and/or assumption of expenses. In the absence of these voluntary waivers, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses are estimated to be as follows: 1.00%, 1.00%, and 2.00%, respectively.

/6/Endeavor Management Co. has agreed, until terminated by Endeavor
   Management Co., to assume expenses of the T. Rowe Price International Stock Portfolio that exceed 1.53%. Total Portfolio Annual Expenses before credits allowed by the custodian for the year ended December 31, 1998, amounted to 1.10%.

/7/Management and Advisory Expenses, Other Expenses and Total Portfolio
   Annual Expenses are based on actual expenses for the fiscal year ended December 31, 1998, net of any fee waivers or expense reimbursement. Without such waivers or reimbursements, Management and Advisory Expenses would have equaled 1.00% and 0.90%, Other Expenses would have equaled 0.40% and 0.25% and Total Portfolio Annual Expenses would have equaled 1.40% and 1.15% for the Warburg Pincus International Equity and Small Company Growth Portfolios, respectively. The investment adviser and co-administrator have undertaken to limit Total Portfolio Annual Expenses to the limits shown in the table above through December 31, 1999.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                           3              10
                                                  1 Year Years  5 Years  Years
                                                  ------ ------ ------- -------
DFA Small Value Portfolio.......................  $13.99 $43.50 $ 75.14 $164.70
DFA Large Value Portfolio.......................  $11.56 $36.02 $ 62.37 $137.52
DFA International Value Portfolio...............  $13.79 $42.88 $ 74.08 $162.46
DFA International Small Portfolio...............  $16.02 $49.69 $ 85.67 $186.83
DFA Short-Term Fixed Portfolio..................  $11.06 $34.46 $ 59.69 $131.77
DFA Global Bond Portfolio.......................  $12.68 $39.46 $ 68.24 $150.06
Dreyfus Small Cap Value Portfolio...............  $16.42 $50.92 $ 87.76 $191.21
Endeavor Enhanced Index Portfolio...............  $18.03 $55.84 $ 96.09 $208.50
Federated American Leaders Portfolio............  $15.81 $49.07 $ 84.62 $184.64
Federated Utility Portfolio.....................  $16.32 $50.61 $ 87.24 $190.11
Federated Prime Money Portfolio.................  $15.01 $46.60 $ 80.42 $175.83
Federated U.S. Government Securities Portfolio..  $15.51 $48.14 $ 83.05 $181.35
Federated High Income Bond Portfolio............  $14.80 $45.98 $ 79.37 $173.61
Montgomery Growth Portfolio.....................  $19.54 $60.43 $103.83 $224.45
Montgomery Emerging Markets Portfolio...........  $24.56 $75.57 $129.22 $275.81
Stein Roe Special Venture Portfolio.............  $14.50 $45.05 $ 77.78 $170.28
Strong International Stock Portfolio............  $23.26 $71.66 $122.68 $262.72
Strong Schafer Value Portfolio..................  $19.04 $58.90 $101.26 $219.17
T. Rowe Price International Stock Portfolio.....  $16.82 $52.15 $ 89.85 $195.56
Wanger U.S. Small Cap Advisor Portfolio.........  $17.23 $53.38 $ 91.93 $199.89
Wanger International Small Cap Advisor
 Portfolio......................................  $22.56 $69.54 $119.14 $255.60
Warburg Pincus International Equity Portfolio...  $20.65 $63.78 $109.47 $235.99
Warburg Pincus Small Company Growth Portfolio...  $18.44 $57.06 $ 98.16 $212.78

The Annual Contract Maintenance Fee is reflected in this example as a percentage of the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. AUSA Life will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. AUSA Life may deduct Premium Taxes, if any, as it incurs them.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. The Contract provides a means of investing on a tax-deferred basis in twenty-three portfolios (the "Portfolios") offered by a number of investment companies.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans.

About the Contract

The Advisor's Edge variable annuity is a contract between you, the Contract Owner, and AUSA Life, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-three available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 19.)

 . Withdraw all or part of your money with no surrender penalty charged by AUSA Life, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 26.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 10.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into AUSA Life's Separate Account C. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to AUSA Life but are accounted for separately from AUSA Life's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Contract application when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and AUSA Life receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day AUSA Life receives written notice of it. The latest possible Annuity Date AUSA Life will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, AUSA Life will move your investment out of the Portfolios and into the general account of AUSA Life.

 . Life Annuity - Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity - Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity - Available only on a fixed basis. Monthly
   Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, AUSA Life determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, AUSA Life will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $2,000, AUSA Life reserves the right to pay that amount to you in a lump sum.

 . From time to time, AUSA Life may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without AUSA Life's consent.

 . At the time AUSA Life calculates your fixed Annuity Payments, AUSA Life may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep AUSA Life informed of the Payee's most current address of record.

3. PURCHASE

Contract Application and Issuance of Contracts

To invest in the Advisor's Edge variable annuity, you should send a completed Contract application and your Initial Purchase Payment to the address indicated on the Contract application. If you wish to make a personal delivery by hand or courier to AUSA Life of your completed Contract application and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AUSA Life will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the Contract application and any other required documents are received in good order, AUSA Life will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

If AUSA Life cannot credit the Initial Purchase Payment because the Contract application or other required documentation is incomplete, AUSA Life will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to AUSA Life's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, AUSA Life also offers the Advisor's Edge as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 25.)

                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $5,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $2,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 (or $50 if by monthly payroll deduction) for Non-Qualified Contracts. Additional Purchase Payments must be at least $50 for Qualified Contracts.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Portfolio is $250 (except where Purchase Payments are made by monthly payroll deduction).

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Unless you indicate otherwise, your Initial Net Purchase Payment will be invested immediately upon our receiving it. From that point forward, you bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period.


The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax. Currently, New York does not impose a Premium Tax.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the Contract application what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Your initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Contract application without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to AUSA Life. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

 The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected minus -

 . any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, AUSA Life will credit a certain number of Accumulation Units to your Contract. AUSA Life determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.


4. INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in twenty-three portfolios offered by eight different investment companies (each investment company a "Fund"). A brief description of each Fund and Portfolio is given below. For detailed information regarding the Funds and the Portfolios, you should read the prospectuses for the Funds that accompany the Contract prospectus.

The general public may invest in the Portfolios only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

DFA Investment Dimensions Group Inc.
Advised by Dimensional Fund Advisors, Inc.

The Fund is an open-end management investment company organized under Maryland law in 1981, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Fund consists of 34 series of shares, six of which are available as part of the Advisor's Edge.

  DFA Small Value Portfolio seeks to achieve long-term capital appreciation by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange.

  DFA Large Value Portfolio seeks to achieve longer term capital appreciation by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange.

  DFA International Value Portfolio seeks to achieve long-term capital appreciation by investing in value stocks of large non-U.S. companies. Securities are considered value stocks primarily because a company's shares at the time of purchase have a book to market ratio that equals or exceeds the ratios of any of the 30% of companies in that county with the highest positive book to market ratios.

  DFA International Small Portfolio seeks to achieve long-term capital appreciation. This Portfolio provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental, and Pacific Rim companies. The Portfolio seeks to achieve its investment objective by investing its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies that are traded in the Japanese securities markets; (2) United Kingdom small companies that are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland; (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand, and Asian countries whose shares are traded principally on the securities markets located in those countries. As of March 1, 1999, Malaysian securities constitute approximately 3.62% of the net assets value of the DFA International Small Portfolio. As of September 10, 1998, the DFA International Small Portfolio discontinued further investment in such securities as a consequence of certain restrictions imposed by the Malaysian government on the repatriation of assets of foreign investors such as the Portfolio. The Portfolio presently values such securities at current market prices, discounting the U.S. dollar-ringgit currency exchange rate. Pending further clarification from Malaysian regulatory authorities regarding the controls discussed above, the Portfolio treats its investments in Malaysian Securities as illiquid. Please refer to the applicable Fund prospectus for details.

  DFA Short-Term Fixed Portfolio seeks to achieve a stable real value (i.e., a return in excess of the rate of inflation) of invested capital with a minimum of risk by investing in U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations. Generally, this Portfolio will acquire obligations that mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

  DFA Global Bond Portfolio seeks to provide a market rate of return for a global fixed income portfolio with low relative volatility of returns. This Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community, and corporate debt obligations.

Endeavor Series Trust
Advised by Endeavor Management Co.

Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act. The Fund currently issues shares of thirteen portfolios, three of which are available as part of the Advisor's Edge.

  Dreyfus Small Cap Value Portfolio seeks capital growth by investing in companies with a median capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion. The Dreyfus Corporation serves as the subadviser to the Portfolio.

  Endeavor Enhanced Index Portfolio's investment objective is to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) ("S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index. J.P. Morgan Investment Management, Inc. serves as the subadviser to the Endeavor Enhanced Index Portfolio.

  T. Rowe Price International Stock Portfolio's investment objective is to provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. Rowe Price-Fleming International, Inc. serves as the subadviser to the Portfolio.

The Federated Insurance Series
Advised by Federated Advisors

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of eight investment portfolios, five of which are available as part of the Advisor's Edge.

  Federated American Leaders Portfolio's primary investment objective is to achieve long-term growth of capital. The Portfolio's secondary objective is to provide income. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. This Portfolio was formerly known as the Federated Equity Growth & Income Portfolio.

  Federated Utility Portfolio seeks to achieve high current income and moderate capital appreciation. The Portfolio endeavors to achieve its objective by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies.

  Federated Prime Money Portfolio seeks to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

  Federated U.S. Government Securities Portfolio seeks to provide current income. Under normal circumstances, the Portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities. This Portfolio was formerly known as the Federated U.S. Government Bond Portfolio.

  Federated High Income Bond Portfolio's investment objective is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. This Portfolio was formerly known as the Federated Corporate Bond Portfolio.

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC

The Montgomery Funds III is an open-end management investment company organized as a Delaware business trust and registered under the 1940 Act. The Fund consists of three professionally managed investment portfolios, two of which are available as part of the Advisor's Edge. Montgomery Asset Management, LLC ("MAM") was organized as a Delaware limited liability company in 1997 and serves as the Fund's investment advisor. On July 31, 1997, Montgomery Management, L.P., formed in 1990, completed the sale of substantially all of its assets to MAM.

  Montgomery Growth Portfolio's investment objective is capital appreciation, which, under normal conditions, it seeks by investing at least 65% of its total assets in the equity securities of U.S. companies and by targeting companies having total market capitalizations of $1 billion or more.

  Montgomery Emerging Markets Portfolio, under normal conditions, invests at least 65% of its total assets in stock of companies based in the world's developing economies. The Portfolio typically maintains investments in at least six of these countries at all times, with no more than 25% of its assets in any single one of them.

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

The SteinRoe Variable Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund currently consists of five investment portfolios, one of which is available as part of the Advisor's Edge.

  Stein Roe Special Venture Portfolio, under normal market conditions, invests at least 65% of its assets in common stocks of companies with small market capitalizations. The Portfolio invests in new issuers during periods when new issues are being brought to market. The Portfolio also invests in midcap companies. The Portfolio invests in companies that compete within large and growing markets and that appear to have the ability to grow their market share. To find companies with these characteristics, the portfolio managers seek out companies that are - or, in the portfolio managers' judgment, have the potential to be - a market share leader within their respective industry. They also look for companies with strong management teams that participate in the ownership of the companies.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and registered under the 1940 Act. The two series issued by the Fund are available as part of the Advisor's Edge.

  Strong International Stock Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of issuers located outside the United States. This Portfolio will invest at least 65% of its total assets in foreign equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, that are issued by companies whose principal headquarters are located outside the United States. Under normal market conditions, this Portfolio expects to invest at least 90% of its net assets in foreign equity securities. This Portfolio will normally invest in securities of issuers located in at least three different countries.

  Strong Schafer Value Portfolio's primary objective is long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in stocks that offer attractive growth potential but that, for a variety of reasons, are either undervalued or have gone unnoticed by the market. The Portfolio is managed with a long-term perspective, and stocks are typically held for two or more years, giving the Portfolio the ability to take full advantage of a company's growth potential. The manager looks for stocks on an above-average growth trend but whose price is selling at a discount to the S&P 500. Schafer Capital Management serves as the subadviser to the Strong Schafer Value Portfolio.

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

Wanger Advisors Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1994 and is registered under the 1940 Act. The Fund has made two of its series available as part of the Advisor's Edge. Wanger Asset Management, L.P. is a limited partnership managed by its general partner, Wanger Asset Management, Ltd.

  Wanger U.S. Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized U.S. companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

  Wanger International Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized foreign companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.

Warburg Pincus Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1995 and is registered under the 1940 Act. The Fund currently offers four investment portfolios, two of which are available as part of the Advisor's Edge.

  Warburg Pincus International Equity Portfolio's investment objective is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies, wherever organized, that in the judgment of the Portfolio's adviser have their principal business activities and interests outside of the United States. This Portfolio will ordinarily invest substantially all its assets - but no less than 65% of its total assets - in common stocks, warrants, and securities convertible into or exchangeable for common stocks. Generally, this Portfolio will hold no less than 65% of its total assets in a least three countries other than the United States. Investment may be made in equity securities of companies of any size, whether traded on or off a national securities exchange.

  Warburg Pincus Small Company Growth Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities of small-sized domestic companies. This Portfolio will ordinarily invest at least 65% of its total assets in common stocks or warrants of small companies that present attractive opportunities for capital growth. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of December 31, 1998, the Russell 2000 Index included companies with market capitalizations between $4.4 million and $3.2 billion.) It is anticipated that this Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. This Portfolio's investments will be made on the basis of equity characteristics and securities ratings generally will not be a factor in the selection process.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds.

Exchanges Among the Portfolios

Should your investment goals change, you may make unlimited exchanges of money among the Portfolios at no cost, subject to the following conditions:

 . You must make requests for exchanges in writing. AUSA Life will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 . The minimum amount you may exchange from a Portfolio is $250 (unless the Accumulated Value in a Portfolio is less than $250).

 . The $250 minimum balance requirement per Portfolio must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. If you do not maintain the minimum balance requirement, AUSA Life will transfer any remaining amount to your other Portfolios on a pro rata basis.

 . AUSA Life does not currently charge a fee for exchanges among the Portfolios, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Dollar-Cost Averaging Option

If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you can use the Dollar-Cost Averaging Option to move a specified dollar amount each month from the Federated Prime Money Portfolio to other Portfolios available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Federated Prime Money Portfolio when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . AUSA Life will allocate the dollar amount to the Portfolios in the proportions you specify on the appropriate AUSA Life form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Federated Prime
   Money Portfolio is equal to or less than the amount you have elected to have transferred, AUSA Life will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate AUSA Life form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Mortality and Expense Risk Charge

AUSA Life charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to AUSA Life's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then AUSA Life will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 AUSA Life assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which AUSA Life guarantees a number of payments over a life or joint lives, AUSA Life assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, AUSA Life assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that AUSA Life assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.


Administrative Expense Charge

AUSA Life assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

AUSA Life charges an Annual Contract Maintenance Fee of $30. The fee is to reimburse AUSA Life for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The fee is deducted proportionately from each of the Portfolios you have selected.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio may contain a balance of less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on AUSA Life's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 24, and DIVERSIFICATION STANDARDS, page 25.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a

Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment - only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. AUSA Life then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, AUSA Life divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since AUSA Life has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that AUSA Life withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies AUSA Life of that election. In certain situations, AUSA Life will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, AUSA Life reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

AUSA Life will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase -

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date AUSA Life receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

To make a withdrawal, send your written request on the appropriate AUSA Life form to our Administrative Offices.

 Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).


Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100.

You may elect this option by completing a Systematic Withdrawal Request Form.

AUSA Life must receive your Form at least 30 days before the date you want Systematic Withdrawals to begin. AUSA Life will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for Systematic Withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for this option.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250, AUSA Life will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, AUSA Life may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. AUSA Life would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

AUSA Life will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 22, and Penalty Taxes on Certain Early Withdrawals, page 23.


Tax Withholding on Withdrawals

If you do not provide AUSA Life with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires AUSA Life to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, AUSA Life will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

Non-Standardized One Year Return

AUSA Life may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by AUSA Life.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

AUSA Life may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in Federated Prime Money over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Federated Prime Money is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than Federated Prime Money for which AUSA Life advertises yield, AUSA Life shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, AUSA Life will calculate the Death

Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and AUSA Life has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value on the Annuity Date elected by the Beneficiary and approved by AUSA Life; or

  (2) the Adjusted Death Benefit.
The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                  DEFINITION

                              Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to AUSA Life


Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, AUSA Life will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the Contract application. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before AUSA Life acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to AUSA Life and obtaining approval from AUSA Life. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, AUSA Life will pay that share of the Death Benefit equally to the survivor(s).

 . If no Beneficiary is living, AUSA Life will pay the proceeds to the Contract Owner.

 . If a Beneficiary dies at the same time as the Annuitant, AUSA Life will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before AUSA Life receives due proof of the Annuitant's death, AUSA Life will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, AUSA Life will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, AUSA Life must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 29.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, AUSA Life must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

AUSA Life will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

AUSA Life Insurance Company, Inc. ("AUSA Life," "We," "Us," "Our")

AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states except Hawaii.

As of December 31, 1998, AUSA Life had statutory-basis assets of approximately $11.3 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

AUSA Life is a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising, and servicing of individual life insurance and annuity products. Member companies must undergo a rigorous self-and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

The First Providian Merger. On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into AUSA Life. First Providian was a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and AUSA Life became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of AUSA Life. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by AUSA Life. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of AUSA Life and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of AUSA Life voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

AUSA Life Insurance Company, Inc. Separate Account C

The Separate Account was established by First Providian, a former affiliate of AUSA Life, as a separate account under the laws of the state of New York on November 2, 1987. On October 1, 1998, First Providian, together with the Separate Account, was merged into AUSA Life. The Separate Account survived the merger intact.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

AUSA Life owns the assets of the Separate Account, and the obligations under the Contract are obligations of AUSA Life. These assets are held separately from the other assets of AUSA Life and are not chargeable with liabilities incurred in any other business operation of AUSA Life (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). AUSA Life will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of AUSA Life. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of AUSA Life's general account assets or any other separate account AUSA Life maintains.

The Separate Account has twenty-three Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at AUSA Life's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Group Contract

The Contract described here is a group contract, participation in which will be evidenced by a certificate that AUSA Life will issue to the Contract Owner. When the word "Contract" appears in this prospectus, it means the certificate issued to a Contract Owner.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the Contract application to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Periods

There are two different Right to Cancel Periods depending on whether the Contract is a replacement or not.

Right to Cancel Period for Non-Replacement Contracts

If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Right to Period by returning it to our Administrative Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499 or to the agent from whom the Contract Owner purchased the Contract or by mailing it to us at P.O. Box 3183, Cedar Rapids, Iowa 52046-3183. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Right to Cancel Period for Replacement Contracts

If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Reinstatements

AUSA Life occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by AUSA Life). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, AUSA Life will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. AUSA Life will vote Fund shares as to which no timely instructions are received and those shares held by AUSA Life as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

AUSA Life retains the right, subject to any applicable law, to make certain changes. AUSA Life reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in AUSA Life's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

AUSA Life may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. AUSA Life will make any new Portfolios available to existing Contract Owners on a basis AUSA Life will determine. AUSA Life may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, AUSA Life may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Year 2000 Readiness Disclosure

In May 1996, AUSA Life adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of AUSA Life's mission-critical systems are Year 2000 compliant. The Plan remains on track as AUSA Life continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, AUSA Life has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the year 2000 date change.

As of the date of this prospectus, AUSA Life has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The actions taken by management under the Plan are intended to significantly reduce AUSA Life's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, AUSA Life's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.

This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

Financial Statements

The audited statutory-basis financial statements of AUSA Life and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for AUSA Life and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of AUSA Life, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and AUSA Life's right to issue the Contract.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transactions or Balance Requirements.......   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   5
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   6
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   8
  Non-Standardized Total Return Year-to-Date..............................   9
  Non-Standardized One Year Return........................................  10
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  11
  Individualized Computer Generated Illustrations.........................  20
PERFORMANCE COMPARISONS...................................................  20
SAFEKEEPING OF ACCOUNT ASSETS.............................................  22
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  22
AUSA LIFE.................................................................  23
TAXES.....................................................................  23
STATE REGULATION OF AUSA LIFE.............................................  25
RECORDS AND REPORTS.......................................................  25
DISTRIBUTION OF THE CONTRACTS.............................................  25
LEGAL PROCEEDINGS.........................................................  25
OTHER INFORMATION.........................................................  25
FINANCIAL STATEMENTS......................................................  25

                                   APPENDIX

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1997 through December 31, 1998)

                                                         DFA           DFA                         DFA
                          DFA Small     DFA Large   International International   DFA Short-     Global    Dreyfus Small
                            Value         Value         Value         Small       Term Fixed      Bond       Cap Value
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........      9.992        9.948        10.000          9.949        10.000        9.990       10.000
 12/31/97..............     12.645       12.242         9.995          7.661        10.426       10.640          N/A
 12/31/98..............     11.733       13.471        11.096          8.006        10.926       11.443        90.24
Number of units Outstanding as of
 12/31/97..............      7,359       12,353        12,955         11,690        30,884        7,312          N/A
 12/31/98..............      4,742        7,122         7,565          7,212         2,584       32,339        2,299
                           Endeavor                   Federated                                 Federated
                           Enhanced        TRP        American    Federated High   Federated   U.S. Gov't    Federated
                            Index     International    Leaders     Income Bond    Prime Money  Securities     Utility
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........      9.991       10.000         9.987         10.020        10.001       10.030       10.008
 12/31/97..............        N/A          N/A         12.30         11.156        10.404       10.751       12.476
 12/31/98..............     13.057       10.541        14.379         11.383        10.831       11.500       14.124
Number of units outstanding as of
 12/31/97..............        N/A          N/A         6,261         45,383           291       22,835        6,250
 12/31/98..............      2,043        2,246        21,099         35,115        10,251       21,492       10,988
                                       Montgomery     Stein Roe                                  Wanger    Wanger Int'l
                          Montgomery    Emerging       Special     Strong Int'l     Strong     U.S. Small    Small Cap
                            Growth       Markets       Venture        Stock      Schafer Value Cap Advisor    Advisor
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........     10.039        9.941         9.030          9.892        10.834       10.031       10.045
 12/31/97..............     12.389        8.827        11.571          8.384           N/A       13.396        9.569
 12/31/98..............     12.669        5.478         9.507          7.931        10.220       14.465       11.060
Number of units outstanding as of
 12/31/97..............      3,049        6,210         2,782          3,581           N/A        4,703        2,280
 12/31/98..............      7,015       11,154           276            343             0        8,428       14,103
                           Warburg       Warburg
                         Pincus Int'l Pincus Small
                            Equity     Co. Growth
                         ------------ -------------
Accumulation unit value as of:
 Start Date*...........      9.880        9.919
 12/31/97..............      9.601       13.183
 12/31/98..............     10.049       12.724
Number of units outstanding as of
 12/31/97..............      1,294        1,348
 12/31/98..............        906          125

* Date of commencement of operations for the Subaccounts was as follows:
  1/23/97 for DFA Small Value, DFA Large Value, DFA International Value, DFA International Small, and DFA Global Bond; 1/22/97 for Federated Prime Money; 2/21/97 for DFA Short-Term Fixed; 2/26/97 for Montgomery Emerging Markets; 3/7/97 for Federated U.S. Government Securities; 4/1/97 for Strong International Stock, Warburg Pincus International Equity, and Warburg Pincus Small Company Growth; 5/1/97 for Federated American Leaders, Federated Utility, Federated High Income Bond, Montgomery Growth, Stein Roe Special Venture, Wanger U.S. Small Cap Advisor, and Wanger International Small Cap Advisor; 10/14/97 for T. Rowe Price International Stock and Dreyfus Small Cap Value; 10/15/97 for Endeavor Enhanced Index; and 3/27/98 for Strong Schafer Value. The information presented above reflects operations of the Subaccounts as offered through First Providian Life and Health Insurance Company Separate Account C, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998.

                       AUSA LIFE INSURANCE COMPANY, INC.
                              SEPARATE ACCOUNT C

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                        ADVISOR'S EDGE VARIABLE ANNUITY


                                  Offered by
                       AUSA Life Insurance Company, Inc.
                          (A New York Stock Company)
                            Administrative Offices
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity contract (the "Contract" ) offered by AUSA Life Insurance Company, Inc. ("the Company" or "AUSA Life"). You may obtain a copy of the Prospectus dated May 1, 1999, by calling 800-866-6007 or by writing to our Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                   May 1, 1999

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE CONTRACT...............................................................   1
   Computation of Variable Annuity Income Payments.........................   1
   Exchanges...............................................................   1
   Exceptions to Charges and to Transactions or Balance Requirements.......   2
   403(b) Contracts........................................................   2
GENERAL MATTERS............................................................   4
   Non-Participating.......................................................   4
   Misstatement of Age or Sex..............................................   4
   Assignment..............................................................   4
   Annuity Data............................................................   4
   Annual Statement........................................................   4
   Incontestability........................................................   4
   Ownership...............................................................   5
PERFORMANCE INFORMATION....................................................   5
   Money Market Subaccount Yields..........................................   6
   30-Day Yield for Non-Money Market Subaccounts...........................   6
   Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES............................................   8
   Non-Standardized Cumulative Total Return and Non-Standardized Average
     Annual Total Return...................................................   8
   Non-Standardized Total Return Year-to-Date..............................   9
   Non-Standardized One Year Return........................................  10
   Non-Standardized Adjusted Historical Cumulative Return and
     Non-Standardized Adjusted Historical Average Annual Total Return......  11
   Individualized Computer Generated Illustrations.........................  20
PERFORMANCE COMPARISONS....................................................  20
SAFEKEEPING OF ACCOUNT ASSETS..............................................  22
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS.........................  22
AUSA LIFE..................................................................  23
TAXES......................................................................  24
STATE REGULATION OF AUSA LIFE..............................................  24
RECORDS AND REPORTS........................................................  24
DISTRIBUTION OF THE CONTRACTS..............................................  24
LEGAL PROCEEDINGS..........................................................  25
OTHER INFORMATION..........................................................  25
FINANCIAL STATEMENTS.......................................................  25

                                 THE CONTRACT


In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.



COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS


The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.


The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

        (a)   =    the Annuity Unit Value for the immediately preceding
                   Business Day;

        (b)   =    the Net Investment Factor for the day;

        (c)   =    the investment result adjustment factor
                   (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

        (a)   =    any increase or decrease in the value of the Subaccount due to investment results;

        (b)   =    a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by

                   AUSA Life;

        (c)   =    a daily charge for the cost of administering the Contract
                   corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, AUSA Life will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

In addition to the Purchase Payment breakpoints discussed in the applicable prospectus, AUSA Life may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where AUSA Life expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

AUSA Life may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of AUSA Life, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. AUSA Life may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.


403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, AUSA Life will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fees is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options
- except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan - however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that AUSA Life receives the loan request form in good order. Payment is due within 30 calendar days after the due date.
Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first business day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, AUSA Life will bill you for any accrued interest. AUSA Life will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

AUSA Life may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since AUSA Life has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by AUSA Life.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

AUSA Life believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. AUSA Life further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.



                                 GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of AUSA Life.

MISSTATEMENT OF AGE OR SEX

AUSA Life may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, AUSA Life will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, AUSA Life will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. AUSA Life is not responsible for the validity of any assignment. No assignment will be recognized until AUSA Life receives the appropriate AUSA Life form notifying AUSA Life of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. AUSA Life shall not be liable as to any payment or other settlement made by AUSA Life before receipt of the appropriate AUSA Life form.

ANNUITY DATA

AUSA Life will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to AUSA Life.

ANNUAL STATEMENT

Once each Contract Year, AUSA Life will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate AUSA Life form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time AUSA Life may require proof that the Contract Owner is still living.

                             PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)


Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.


Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: 1/23/97 for DFA Global Bond Portfolio; 1/23/97 for DFA International Small Portfolio; 1/23/97 for DFA International Value Portfolio; 1/23/97 for DFA Large Value Portfolio; 2/21/97 for DFA Short-Term Fixed Portfolio; 1/23/97 for DFA Small Value Portfolio; 1/22/97 for Federated Prime Money Portfolio; 5/1/97 for Federated American Leaders Portfolio; 5/1/97 for Federated Utility Portfolio; 3/7/97 for Federated U.S. Government Securities Portfolio; 5/1/97 for Federated High Income Bond Portfolio; 5/1/97 for Montgomery Growth Portfolio; 2/26/97 for Montgomery Emerging Markets Portfolio; 5/1/97 for Wanger U.S. Small Cap Advisor Portfolio; 5/1/97 for Wanger International Small Cap Advisor Portfolio; 10/14/97 for Dreyfus Small Cap Value Portfolio; 10/15/97 for Endeavor Enhanced Index Portfolio; 10/14/97 for T. Rowe Price International Portfolio; 5/1/97 for Stein Roe Special Venture Portfolio; 4/1/97 for Strong International Stock Portfolio; 3/27/98 for Strong Schafer Value Portfolio; 4/1/97 for Warburg Pincus International Equity Portfolio; and 4/1/97 for Warburg Pincus Small Company Growth Portfolio.

Where applicable, the following Fund inception dates are used in the calculation of performance figures: 11/21/94 for Federated Prime Money Portfolio; 2/13/94 for Federated American Leaders Portfolio; 2/10/94 for Federated Utility Portfolio; 3/29/94 for Federated U.S. Government Securities Portfolio; 2/2//94 for Federated High Income Bond Portfolio; 2/12/96 for Montgomery Growth Portfolio; 2/5/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio; 5/3/95 for Wanger International Small Cap Advisor Portfolio; 10/31/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio; 6/30/95 for Warburg Pincus Small Company Growth Portfolio; 10/31/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; and 5/1/97 for Endeavor Enhanced Index Portfolio.

FEDERATED PRIME MONEY PORTFOLIO SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1) to the 365th power divided by 7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                   YIELD = 2[(a-b + 1) to the sixth power -1]
                              ---
                               cd

Where:

        [a] equals the net investment income earned during the period by the
            Portfolio attributable to shares owned by a Subaccount;
        [b] equals the expenses accrued for the period (net of reimbursement); [c] equals the average daily number of Units outstanding during the period; and
        [d] equals the maximum offering price per Accumulation Unit on the last day of the period.


Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, AUSA Life will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                         P(1+T) to the nth power = ERV

Where:

(1) [P]     equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]     equals an average annual total return;

(3) [n]     equals the number of years; and

(4) [ERV]   equals the ending redeemable value of a hypothetical $1,000 Purchase
            Payment made at the beginning of the period (or fractional portion thereof).



The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1998.



                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                      FOR PERIOD ENDING DECEMBER 31, 1998


                                                                     Since
                                                                Subaccount
Subaccount                                         One Year       Inception
----------                                         --------       ---------
DFA Small Value............................         -7.24%           8.63%
DFA Large Value............................         10.01%          16.92%
DFA International Value....................         10.99%           5.49%
DFA International Small....................          7.04%         -10.64%
DFA Short-Term Fixed.......................          4.77%           4.86%
DFA Global Bond............................          7.52%           7.24%
Federated Prime Money......................          4.11%           4.17%
Federated American Leaders.................         16.84%          24.39%
Federated US Gov't Securities..............          6.94%           7.78%
Federated Utility..........................         13.19%          22.91%
Federated High Income Bond.................          2.01%           7.92%
Wanger Int'l Small Cap.....................         15.55%           5.91%
Wanger US Small Cap........................          7.96%          24.51%
Montgomery Emerg Mkt.......................        -37.96%         -27.65%
Montgomery Growth..........................          2.24%          14.94%
Strong Int'l Stock.........................         -5.42%         -11.88%
Warburg Pincus Int'l Equity................          4.64%           0.95%
Warburg Pincus Small Co Growth.............         -3.51%          15.26%
Dreyfus Small Cap Value....................         -2.83%          -7.97%
Endeavor Enhanced Index....................         30.51%          24.70%
Strong Schafer Value.......................            N/A          -5.68%
T. Rowe Price Int'l........................         14.67%           4.42%

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the NonStandardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.


                   NON-STANDARDIZED CUMULATIVE TOTAL RETURN

                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                                     Since
                                                                   Subaccount
Subaccount                                              One Year    Inception
----------                                              --------    ---------
DFA Small Value..............................            -7.21%       17.43%
DFA Large Value..............................            10.04%       35.42%
DFA International Value......................            11.01%       10.96%
DFA International Small......................             7.07%      -19.53%
DFA Short-Term Fixed.........................             4.80%        9.27%
DFA Global Bond..............................             7.54%       14.54%
Federated Prime Money........................             4.13%        8.30%
Federated American Leaders...................            16.86%       43.97%
Federated US Gov't Securities................             6.96%       14.66%
Federated Utility............................            13.21%       41.12%
Federated High Income Bond...................             2.03%       13.61%
Wanger Int'l Small Cap.......................            15.58%       10.10%
Wanger US Small Cap..........................             7.98%       44.20%
Montgomery Emerg Mkt.........................           -37.93%      -44.89%
Montgomery Growth............................             2.26%       26.20%
Strong Int'l Stock...........................            -5.39%      -19.82%
Warburg Pincus Int'l Equity..................             4.67%        1.72%
Warburg Pincus Small Co Growth...............            -3.48%       28.28%
Dreyfus Small Cap Value......................            -2.81%       -9.56%
Endeavor Enhanced Index......................            30.54%       30.68%
Strong Schafer Value.........................               N/A       -5.66%
T. Rowe Price Int'l..........................            14.69%        5.42%

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                      FOR PERIOD ENDING DECEMBER 31, 1998


                                                                       Since
                                                                    Subaccount
Subaccount                                           One Year        Inception
----------                                           --------        ---------
DFA Small Value............................            -7.21%          8.65%
DFA Large Value............................            10.04%         16.94%
DFA International Value....................            11.01%          5.52%
DFA International Small....................             7.07%        -10.61%
DFA Short-Term Fixed.......................             4.80%          4.89%
DFA Global Bond............................             7.54%          7.26%
Federated Prime Money......................             4.13%          4.20%
Federated American Leaders.................            16.86%         24.41%
Federated US Gov't Securities..............             6.96%          7.81%
Federated Utility..........................            13.21%         22.93%
Federated High Income Bond.................             2.03%          7.95%
Wanger Int'l Small Cap.....................            15.58%          5.94%
Wanger US Small Cap........................             7.98%         24.53%
Montgomery Emerg Mkt.......................           -37.93%        -27.62%
Montgomery Growth..........................             2.26%         14.97%
Strong Int'l Stock.........................            -5.39%        -11.86%
Warburg Pincus Int'l Equity................             4.67%          0.98%
Warburg Pincus Small Co Growth.............            -3.48%         15.28%
Dreyfus Small Cap Value....................            -2.81%         -7.94%
Endeavor Enhanced Index....................            30.54%         24.73%
Strong Schafer Value.......................               N/A         -5.66%
T. Rowe Price Int'l........................            14.69%          4.44%


NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                  NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE


                                               Total Return
                                                 YTD as of
Subaccount                                       12/31/98
----------                                       --------

DFA Small Value..........................         -7.21%
DFA Large Value..........................         10.04%
DFA International Value..................         11.01%
DFA International Small..................          7.07%
DFA Short-Term Fixed.....................          4.80%
DFA Global Bond..........................          7.54%
Federated Prime Money....................          4.13%
Federated American Leaders...............         16.86%
Federated US Gov't Securities............          6.96%
Federated Utility........................         13.21%
Federated High Income Bond...............          2.03%
Wanger Int'l Small Cap...................         15.58%
Wanger US Small Cap......................          7.98%
Montgomery Emerg Mkt.....................        -37.93%
Montgomery Growth........................          2.26%
Strong Int'l Stock.......................         -5.39%
Warburg Pincus Int'l Equity..............          4.67%
Warburg Pincus Small Co Growth...........         -3.48%
Dreyfus Small Cap Value..................         -2.81%
Endeavor Enhanced Index..................         30.54%
Strong Schafer Value.....................           N/A
T. Rowe Price Int'l......................         14.69%



NON-STANDARDIZED ONE YEAR RETURN

AUSA Life may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                       NON-STANDARDIZED ONE YEAR RETURN


                                                         1998           1997           1996           1995
                                                         ----           ----           ----           ----
DFA Small Value................................          -7.21%         29.60%         21.26%          N/A
DFA Large Value................................          10.04%         28.39%         17.72%          N/A
DFA International Value........................          11.01%         -2.86%          6.41%          N/A
DFA International Small........................           7.07%        -25.56%         -0.39%          N/A
DFA Short-Term Fixed...........................           4.80%          5.00%          4.51%          N/A
DFA Global Bond................................           7.54%          7.09%          8.27%          N/A
Federated Prime Money..........................           4.13%          4.26%          4.08%        4.46%
Federated American Leaders.....................          16.86%         31.48%         20.78%       34.02%
Federated US Gov't Securities..................           6.96%          7.88%          3.52%        7.53%
Federated Utility..............................          13.21%         25.81%         10.84%       23.88%
Federated High Income Bond.....................           2.03%         13.09%         13.57%       17.95%
Wanger Int'l Small Cap.........................          15.58%         -2.10%         31.15%          N/A
Wanger US Small Cap............................           7.98%         28.57%         45.63%          N/A
Montgomery Emerg Mkt...........................         -37.93%         -1.22%            N/A          N/A
Montgomery Growth..............................           2.26%         27.74%            N/A          N/A
Strong Int'l Stock.............................          -5.39%        -14.08%          9.67%          N/A
Warburg Pincus Int'l Equity....................           4.67%         -2.89%          9.32%          N/A
Warburg Pincus Small Co Growth.................          -3.48%         14.89%         13.18%          N/A
Dreyfus Small Cap Value........................          -2.81%         24.76%         24.83%       13.32%
Endeavor Enhanced Index........................          30.54%            N/A            N/A          N/A
Strong Schafer Value...........................           1.50%            N/A            N/A          N/A
T. Rowe Price Int'l............................          14.69%          1.95%         14.49%        9.66%


NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND
NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL
RETURN

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

       ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/98
                       (BASED ON SINGLE INITIAL PURCHASE)

                                                                                      Total
                                                                                      Since Fund
                                                     1 Year           3 Year          Inception Year-End
                                                     ------           ------          ------------------

DFA Small Value...........................          -7.21%           45.82%             43.30%
DFA Large Value...........................          10.04%           66.31%             99.91%
DFA International Value...................          11.01%           14.74%             20.91%
DFA International Small...................           7.07%          -20.61%            -20.03%
DFA Short-Term Fixed......................           4.80%           15.01%             16.32%
DFA Global Bond...........................           7.54%           24.69%             40.71%
Federated Prime Money.....................           4.13%           13.00%             18.48%
Federated American Leaders................          16.86%           85.58%            145.56%
Federated US Gov't Securities.............           6.96%           19.45%             31.03%
Federated Utility.........................          13.21%           57.87%             87.94%
Federated High Income Bond................           2.03%           31.05%             48.18%
Wanger Int'l Small Cap....................          15.58%           48.39%            102.27%
Wanger US Small Cap.......................           7.98%          102.19%            134.14%
Montgomery Emerg Mkt......................         -37.93%              N/A            -35.57%
Montgomery Growth.........................           2.26%              N/A             65.38%
Strong Int'l Stock........................          -5.39%          -10.85%             -8.64%
Warburg Pincus Int'l Equity...............           4.67%           11.12%             18.87%
Warburg Pincus Small Co Growth............          -3.48%           25.50%             56.51%
Dreyfus Small Cap Value...................          -2.81%           51.36%             86.32%
Endeavor Enhanced Index...................          30.54%              N/A             59.75%
Strong Schafer Value......................           1.50%              N/A              2.20%
T. Rowe Price Int'l.......................          14.69%           33.88%             62.39%


  ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                       (BASED ON SINGLE INITIAL PURCHASE)

                                                                                   Total
                                                                                   Since Fund
                                               1 Year            3 Year            Inception Year-End
                                               ------            ------            ------------------

DFA Small Value.............................   -7.21%            13.40%             11.68%
DFA Large Value.............................   10.04%            18.48%             19.06%
DFA International Value.....................   11.01%             4.69%              6.00%
DFA International Small.....................    7.07%            -7.41%             -6.63%
DFA Short-Term Fixed........................    4.80%             4.77%              4.75%
DFA Global Bond.............................    7.54%             7.63%              8.98%
Federated Prime Money.......................    4.13%             4.16%              4.20%
Federated American Leaders..................   16.86%            22.89%             20.17%
Federated US Gov't Securities...............    6.96%             6.10%              5.84%
Federated Utility...........................   13.21%            16.44%             13.77%
Federated High Income Bond..................    2.03%             9.43%              8.47%
Wanger Int'l Small Cap......................   15.58%            14.06%             21.19%
Wanger US Small Cap.........................    7.98%            26.45%             26.12%
Montgomery Emerg Mkt........................  -37.93%              N/A             -14.01%
Montgomery Growth...........................    2.26%              N/A              18.99%

Strong Int'l Stock....................   -5.39%         -3.76%         -2.78%
Warburg Pincus Int'l Equity...........    4.67%          3.58%          5.05%
Warburg Pincus Small Co Growth........   -3.48%          7.87%         13.63%
Dreyfus Small Cap Value...............   -2.81%         14.82%         11.61%
Endeavor Enhanced Index...............   30.54%           N/A          32.41%
Strong Schafer Value..................    1.50%           N/A           1.79%
T. Rowe Price Int'l...................   14.69%         10.21%          6.47%


Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.


                           HYPOTHETICAL ILLUSTRATIONS
                           --------------------------

                                 DFA Small Value
                                 ---------------

             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995      $50,000        $50,000        N/A          N/A       N/A
12/31/1996      $50,000        $60,630      21.26%       21.26%     21.26%
12/31/1997      $50,000        $78,578      29.60%       25.36%     57.16%
12/31/1998      $50,000        $72,910      -7.21%       13.40%     45.82%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995       $2,000        $ 2,000       N/A           N/A
12/31/1996       $4,000        $ 4,425     21.26%        21.26%
12/31/1997       $6,000        $ 7,735     29.60%        26.57%
12/31/1998       $8,000        $ 9,177     -7.21%         9.23%

                                 DFA Value
                                 ---------

             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995      $50,000        $50,000        N/A          N/A         N/A
12/31/1996      $50,000        $58,858      17.72%       17.72%      17.72%
12/31/1997      $50,000        $75,568      28.39%       22.94%      51.14%
12/31/1998      $50,000        $83,153      10.04%       18.48%      66.31%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995       $2,000        $ 2,000        N/A          N/A
12/31/1996       $4,000        $ 4,354      17.72%       17.72%
12/31/1997       $6,000        $ 7,591      28.39%       24.51%
12/31/1998       $8,000        $10,352      10.04%       17.48%

                           DFA International Value
                           -----------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995     $50,000          $50,000      N/A           N/A       N/A
12/31/1996     $50,000          $53,206     6.41%         6.41%      6.41%
12/31/1997     $50,000          $51,681    -2.86%         1.67%      3.36%
12/31/1998     $50,000          $57,372    11.01%         4.69%     14.74%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995       $2,000        $2,000         N/A         N/A
12/31/1996       $4,000        $4,128        6.41%        6.41%
12/31/1997       $6,000        $6,010       -2.86%        0.17%
12/31/1998       $8,000        $8,672       11.01%        5.40%

                           DFA International Small
                           -----------------------


             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995     $50,000         $50,000        N/A         N/A         N/A
12/31/1996     $50,000         $49,804      -0.39%      -0.39%      -0.39%
12/31/1997     $50,000         $37,073     -25.56%     -13.89%     -25.85%
12/31/1998     $50,000         $39,693       7.07%      -7.41%     -20.61%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995      $2,000         $2,000         N/A         N/A
12/31/1996      $4,000         $3,992       -0.39%       -0.39%
12/31/1997      $6,000         $4,972      -25.56%      -18.25%
12/31/1998      $8,000         $7,323        7.07%       -5.87%

                             DFA Short-Term Fixed
                             --------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995       $50,000        $50,000
12/31/1996       $50,000        $52,256     4.51%        4.51%       4.51%
12/31/1997       $50,000        $54,871     5.00%        4.76%       9.74%
12/31/1998       $50,000        $57,503     4.80%        4.77%      15.01%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995       $2,000         $2,000
12/31/1996       $4,000         $4,090      4.51%         4.51%
12/31/1997       $6,000         $6,295      5.00%         4.84%
12/31/1998       $8,000         $8,597      4.80%         4.82%

                                 DFA Global Bond
                                 ---------------

             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995      $50,000        $50,000       N/A          N/A          N/A
12/31/1996      $50,000        $54,135      8.27%        8.27%        8.27%
12/31/1997      $50,000        $57,974      7.09%        7.68%       15.95%
12/31/1998      $50,000        $62,346      7.54%        7.63%       24.69%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995      $ 2,000        $ 2,000        N/A          N/A
12/31/1996      $ 4,000        $ 4,165       8.27%        8.27%
12/31/1997      $ 6,000        $ 6,461       7.09%        7.49%
12/31/1998      $ 8,000        $ 8,948       7.54%        7.52%


                                 Dreyfus Small Cap Value
                                 -----------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1993
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1993      $50,000        $50,000         N/A        N/A         N/A
12/31/1994      $50,000        $48,787       -2.43%     -2.43%      -2.43%
12/31/1995      $50,000        $55,284       13.32%      5.15%      10.57%
12/31/1996      $50,000        $69,010       24.83%     11.34%      38.02%
12/31/1997      $50,000        $86,098       24.76%     14.55%      72.20%
12/31/1998      $50,000        $83,679       -2.81%     10.85%      67.36%

             $2,000 Purchase Payment
             Made December 31, 1993 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1993      $ 2,000        $ 2,000        N/A        N/A
12/31/1994      $ 4,000        $ 3,951      -2.43%      -2.43%
12/31/1995      $ 6,000        $ 6,478      13.32%       7.76%
12/31/1996      $ 8,000        $10,086      24.83%      15.68%
12/31/1997      $10,000        $14,583      24.76%      18.97%
12/31/1998      $12,000        $16,174      -2.81%      11.86%

                        Endeavor Enhanced Index
                        -----------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1997
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1997      $50,000        $50,000        N/A       N/A          N/A
12/31/1998      $50,000        $65,269      30.54%    30.54%       30.54%

             $2,000 Purchase Payment
             Made December 31, 1997 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1997      $ 2,000         $ 2,000       N/A         N/A
12/31/1998      $ 4,000         $ 4,611     30.54%      30.54%

                        T. Rowe Price International
                        ---------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1991
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1991      $50,000         $50,000        N/A        N/A          N/A
12/31/1992      $50,000         $47,882      -4.24%     -4.24%       -4.24%
12/31/1993      $50,000         $56,367      17.72%      6.18%       12.73%
12/31/1994      $50,000         $52,825      -6.29%      1.85%        5.65%
12/31/1995      $50,000         $57,925       9.66%      3.75%       15.85%
12/31/1996      $50,000         $66,320      14.49%      5.81%       32.64%
12/31/1997      $50,000         $67,614       1.95%      5.16%       35.23%
12/31/1998      $50,000         $77,550      14.69%      6.47%       55.10%

             $2,000 Purchase Payment
             Made December 31, 1991 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1991      $ 2,000       $ 2,000         N/A        N/A
12/31/1992      $ 4,000       $ 3,915       -4.24%      -4.24%
12/31/1993      $ 6,000       $ 6,609       17.72%       9.83%
12/31/1994      $ 8,000       $ 8,194       -6.29%       1.60%
12/31/1995      $10,000       $10,985        9.66%       4.70%
12/31/1996      $12,000       $14,577       14.49%       7.74%
12/31/1997      $14,000       $16,861        1.95%       6.14%
12/31/1998      $16,000       $21,339       14.69%       8.09%

                  Federated American Leaders Portfolio
                  ------------------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1994
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1994      $50,000        $ 50,000      N/A          N/A         N/A
12/31/1995      $50,000        $ 67,009    34.02%       34.02%       34.02%
12/31/1996      $50,000        $ 80,936    20.78%       27.23%       61.87%
12/31/1997      $50,000        $106,414    31.48%       28.63%      112.83%
12/31/1998      $50,000        $124,356    16.86%       25.58%      148.71%

             $2,000 Purchase Payment
             Made December 31, 1994 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1994      $ 2,000        $ 2,000       N/A           N/A
12/31/1995      $ 4,000        $ 4,680     34.02%        34.02%
12/31/1996      $ 6,000        $ 7,653     20.78%        25.40%
12/31/1997      $ 8,000        $12,062     31.48%        28.18%
12/31/1998      $10,000        $16,096     16.86%        24.00%

                  Federated High Income Bond Portfolio
                  ------------------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1994
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1994      $50,000         $50,000        N/A         N/A         N/A
12/31/1995      $50,000         $58,975      17.95%      17.95%      17.95%
12/31/1996      $50,000         $66,977      13.57%      15.74%      33.95%
12/31/1997      $50,000         $75,747      13.09%      14.85%      51.49%
12/31/1998      $50,000         $77,288       2.03%      11.50%      54.58%
             $2,000 Purchase Payment
             Made December 31, 1994 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1994      $ 2,000        $ 2,000        N/A          N/A
12/31/1995      $ 4,000        $ 4,359      17.95%       17.95%
12/31/1996      $ 6,000        $ 6,950      13.57%       15.08%
12/31/1997      $ 8,000        $ 9,861      13.09%       14.13%
12/31/1998      $10,000        $12,061       2.03%        9.38%

                         Federated Prime Money Portfolio
                         -------------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1994
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1994      $50,000        $50,000       N/A          N/A         N/A
12/31/1995      $50,000        $52,232      4.46%        4.46%       4.46%
12/31/1996      $50,000        $54,361      4.08%        4.27%       8.72%
12/31/1997      $50,000        $56,679      4.26%        4.27%      13.36%
12/31/1998      $50,000        $59,022      4.13%        4.23%      18.04%

             $2,000 Purchase Payment
             Made December 31, 1994 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1994      $ 2,000       $ 2,000         N/A         N/A
12/31/1995      $ 4,000       $ 4,089        4.46%       4.46%
12/31/1996      $ 6,000       $ 6,256        4.08%       4.21%
12/31/1997      $ 8,000       $ 8,523        4.26%       4.24%
12/31/1998      $10,000       $10,875        4.13%       4.20%

                       Federated U.S. Government Securities
                       ------------------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1994
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1994      $50,000        $50,000      N/A           N/A         N/A
12/31/1995      $50,000        $53,766      7.53%        7.53%       7.53%
12/31/1996      $50,000        $55,660      3.52%        5.51%      11.32%
12/31/1997      $50,000        $60,044      7.88%        6.29%      20.09%
12/31/1998      $50,000        $64,224      6.96%        6.46%      28.45%

             $2,000 Purchase Payment
             Made December 31, 1994 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1994      $ 2,000        $ 2,000       N/A          N/A
12/31/1995      $ 4,000        $ 4,151      7.53%        7.53%
12/31/1996      $ 6,000        $ 6,297      3.52%        4.87%
12/31/1997      $ 8,000        $ 8,793      7.88%        6.33%
12/31/1998      $10,000        $11,405      6.96%        6.58%

                   Federated Utility Portfolio
                   ---------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1994
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1994     $50,000         $50,000        N/A         N/A          N/A
12/31/1995     $50,000         $61,942      23.88%      23.88%       23.88%
12/31/1996     $50,000         $68,654      10.84%      17.18%       37.31%
12/31/1997     $50,000         $86,377      25.81%      19.99%       72.75%
12/31/1998     $50,000         $97,789      13.21%      18.26%       95.58%

             $2,000 Purchase Payment
             Made December 31, 1994 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1994      $ 2,000         $ 2,000       N/A          N/A
12/31/1995      $ 4,000         $ 4,478     23.88%       23.88%
12/31/1996      $ 6,000         $ 6,963     10.84%       15.27%
12/31/1997      $ 8,000         $10,760     25.81%       20.16%
12/31/1998      $10,000         $14,182     13.21%       17.55%

                               Montgomery Growth
                               -----------------

             $50,000 Single Purchase Payment Made
                  December 31, 1996
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1996      $50,000        $ 50,000       N/A         N/A           N/A
12/31/1997      $50,000        $ 63,869     27.74%       27.74%       27.74%
12/31/1998      $50,000        $ 65,314      2.26%       14.29%       30.63%

             $2,000 Purchase Payment
             Made December 31, 1996 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1996      $ 2,000        $ 2,000        N/A          N/A
12/31/1997      $ 4,000        $ 4,555      27.74%       27.74%
12/31/1998      $ 6,000        $ 6,658       2.26%       10.59%

                  Montgomery Emerging Markets
                  ---------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1996
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1996      $50,000        $ 50,000        N/A         N/A         N/A
12/31/1997      $50,000        $ 49,388      -1.22%      -1.22%      -1.22%
12/31/1998      $50,000        $ 30,653     -37.93%     -21.70%     -38.69%

             $2,000 Purchase Payment
             Made December 31, 1996 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1996      $ 2,000        $ 2,000       N/A          N/A
12/31/1997      $ 4,000        $ 3,976     -1.22%       -1.22%
12/31/1998      $ 6,000        $ 4,467    -37.93%      -28.19%

               Stein Roe Special Venture
               -------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1989
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1989      $50,000        $ 50,000       N/A         N/A          N/A
12/31/1990      $50,000        $ 45,246     -9.51%      -9.51%       -9.51%
12/31/1991      $50,000        $ 61,708     36.38%      11.09%       23.42%
12/31/1992      $50,000        $ 70,191     13.75%      11.97%       40.38%
12/31/1993      $50,000        $ 94,631     34.82%      17.29%       89.26%
12/31/1994      $50,000        $ 95,134      0.53%      13.73%       90.27%
12/31/1995      $50,000        $105,630     11.03%      13.28%      111.26%
12/31/1996      $50,000        $165,442     56.62%      18.64%      230.88%
12/31/1997      $50,000        $142,701    -13.75%      14.01%      185.40%
12/31/1998      $50,000        $117,246    -17.84%       9.93%      134.49%

             $2,000 Purchase Payment
             Made December 31, 1989 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1989       $ 2,000        $ 2,000       N/A          N/A
12/31/1990       $ 4,000        $ 3,810     -9.51%       -9.51%
12/31/1991       $ 6,000        $ 7,196     36.38%       18.76%
12/31/1992       $ 8,000        $10,185     13.75%       16.35%
12/31/1993       $10,000        $15,732     34.82%       22.83%
12/31/1994       $12,000        $17,815      0.53%       15.69%
12/31/1995       $14,000        $21,781     11.03%       14.48%
12/31/1996       $16,000        $36,114     56.62%       22.45%
12/31/1997       $18,000        $33,150    -13.75%       14.70%
12/31/1998       $20,000        $29,237    -17.84%        8.19%


                        Strong International Stock
                        --------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995     $50,000         $ 50,000        N/A        N/A          N/A
12/31/1996     $50,000         $ 54,835       9.67%      9.67%        9.67%
12/31/1997     $50,000         $ 47,115     -14.08%     -2.93%       -5.77%
12/31/1998     $50,000         $ 44,574      -5.39%     -3.76%      -10.85%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995       $2,000        $ 2,000        N/A         N/A
12/31/1996       $4,000        $ 4,193       9.67%       9.67%
12/31/1997       $6,000        $ 5,603     -14.08%      -6.77%
12/31/1998       $8,000        $ 7,301      -5.39%      -6.07%

                        Strong Schafer Value
                        --------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1997
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1997     $50,000        $ 50,000       N/A          N/A         N/A
12/31/1998     $50,000        $ 50,751      1.50%        1.50%       1.50%

             $2,000 Purchase Payment
             Made December 31, 1997 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1997      $2,000         $ 2,000        N/A          N/A
12/31/1998      $4,000         $ 4,030       1.50%        1.50%

                  Wanger U.S. Small Cap Advisor
                  -----------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995     $50,000        $ 50,000        N/A         N/A          N/A
12/31/1996     $50,000        $ 72,815      45.63%      45.63%       45.63%
12/31/1997     $50,000        $ 93,621      28.57%      36.84%       87.24%
12/31/1998     $50,000        $101,093       7.98%      26.45%      102.19%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995       $2,000        $ 2,000       N/A          N/A
12/31/1996       $4,000        $ 4,913     45.63%       45.63%
12/31/1997       $6,000        $ 8,316     28.57%       34.61%
12/31/1998       $8,000        $10,980      7.98%       21.57%

                        Wanger International Small Cap Advisor
                        --------------------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995     $50,000         $50,000        N/A          N/A          N/A
12/31/1996     $50,000         $65,573      31.15%       31.15%       31.15%
12/31/1997     $50,000         $64,197      -2.10%       13.31%       28.39%
12/31/1998     $50,000         $74,195      15.58%       14.06%       48.39%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995      $2,000         $2,000         N/A          N/A
12/31/1996      $4,000         $4,623       31.15%       31.15%
12/31/1997      $6,000         $6,526       -2.10%        8.52%
12/31/1998      $8,000         $9,542       15.58%       11.88%

                Warburg Pincus International Equity
                -----------------------------------

                $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995     $50,000         $50,000        N/A          N/A          N/A
12/31/1996     $50,000         $54,661       9.32%        9.32%        9.32%
12/31/1997     $50,000         $53,081      -2.89%        3.04%        6.16%
12/31/1998     $50,000         $55,558       4.67%        3.58%       11.12%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995       $2,000         $2,000       N/A          N/A
12/31/1996       $4,000         $4,186      9.32%        9.32%
12/31/1997       $6,000         $6,065     -2.89%        1.09%
12/31/1998       $8,000         $8,348      4.67%        2.85%

               Warburg Pincus Small Company Growth
               -----------------------------------

             $50,000 Single Purchase Payment Made
                  December 31, 1995
             Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------------------
                                               One       Average
                                              Year       Annual     Cumulative
             Cumulative   Accumulated        Total       Total      Fund Total
Date            Payment         Value       Return       Return     Return
----            -------         -----       ------       ------     ------
12/31/1995     $50,000         $50,000        N/A          N/A          N/A
12/31/1996     $50,000         $56,588      13.18%       13.18%       13.18%
12/31/1997     $50,000         $65,015      14.89%       14.03%       30.03%
12/31/1998     $50,000         $62,752      -3.48%        7.87%       25.50%

             $2,000 Purchase Payment
             Made December 31, 1995 and
             Yearly December 31st Thereafter
              Values prior to current
             year's purchase payment              Non-Standardized
------------------------------------------------------------------
                                               One       Average
                                              Year       Annual
             Cumulative   Accumulated        Total       Total
Date            Payment         Value       Return       Return
----            -------         -----       ------       ------
12/31/1995     $2,000          $2,000         N/A           N/A
12/31/1996     $4,000          $4,264       13.18%        13.18%
12/31/1997     $6,000          $6,898       14.89%        14.29%
12/31/1998     $8,000          $8,658       -3.48%         5.30%

Individualized Computer Generated Illustrations

AUSA Life may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio;
(iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).


                             PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

       o    quality of underlying investments;

       o    average maturity of underlying investments;

       o    type of instruments in which the Portfolio is invested;

       o changes in interest rates and market value of underlying investments;

       o    changes in Portfolio expenses; and

       o    the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

       o Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

       o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

       o Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

       o Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

       o Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

       o Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

       o Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

       o Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

       o Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

       o Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

       o Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

       o    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by AUSA Life. The assets are kept physically segregated and held separate and apart from AUSA Life's General Account assets. The General Account contains all of the assets of AUSA Life. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of AUSA Life or other insurance companies. Although AUSA Life believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                   AUSA LIFE

        On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

        The Company is a direct subsidiary of First AUSA Life Insurance Company and Veterans Life Insurance Company, which, respectively, have 82.33% and 17.67% interests in the Company. Veterans Life Insurance Company is a wholly owned subsidiary of Peoples Benefit Life Insurance Company ("Peoples Benefit"), which in turn is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in Peoples Benefit. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON USA, Inc. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of AEGON USA, Inc.

        The Company is a wholly-owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON N.V.

                                     TAXES

AUSA Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from AUSA Life and its operations form a part of AUSA Life, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to AUSA Life. AUSA Life reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, AUSA Life will incur state or local taxes in several states. At the present, AUSA Life does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, AUSA Life may make charges for such taxes. AUSA Life does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

AUSA Life will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes AUSA Life incurs. This might become necessary if AUSA Life ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in AUSA Life's tax status. If AUSA Life should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                         STATE REGULATION OF AUSA LIFE

AUSA Life is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of AUSA Life as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of AUSA Life, including the liabilities and reserves of the Separate Account.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by AUSA Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, AUSA Life will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contract is offered to the public through brokers licensed under the federal securities laws and New York State insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. AUSA Life is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners for the year ended December 31, 1998, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of AUSA Life as of December 31, 1998, and 1997, and for each of the three years in the period ended December 31, 1998, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and should be considered only as bearing on the ability of AUSA Life to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             FINANCIAL STATEMENTS

                       AUSA LIFE INSURANCE COMPANY, INC.
                        SEPARATE ACCOUNT C - ADVISOR'S
                             EDGE VARIABLE ANNUITY

                         YEAR ENDED DECEMBER 31, 1998
                      WITH REPORT OF INDEPENDENT AUDITORS

                       AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                              Financial Statements


                          Year ended December 31, 1998



                                    CONTENTS

Report of Independent Auditors............................................   1

Financial Statements

Balance Sheet.............................................................   2
Statement of Operations...................................................   8
Statements of Changes in Contract Owners' Equity..........................  14
Notes to Financial Statements.............................................  22

                         Report of Independent Auditors



The Board of Directors and Contract Owners of Advisor's Edge Variable Annuity,
AUSA Life Insurance Company, Inc.


We have audited the accompanying balance sheet of certain subaccounts of AUSA Life Insurance Company, Inc. Separate Account C (formerly First Providian Life and Health Insurance Company Separate Account C), which are available for investment by the Advisor's Edge Variable Annuity (formerly Advisors Edge) contract owners, as of December 31, 1998, and the related statement of operations for the year then ended and changes in contract owners' equity for the year then ended and for the period January 22, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Variable Annuity's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of certain subaccounts of the AUSA Life Insurance Company, Inc. Separate Account C, which are available for investment by the Advisor's Edge Variable Annuity contract owners, at December 31, 1998, and the results of their operations for the year then ended and changes in their contract owners' equity for the year then ended and for the period January 22, 1997 through December 31, 1997 in conformity with generally accepted accounting principles.

/s/ Ernst & Young

Des Moines, Iowa
January 29, 1999

                       AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                                 Balance Sheet

                               December 31, 1998

                                                                                        DFA SMALL VALUE
                                                                         TOTAL             SUBACCOUNT
                                                                  ----------------------------------------
ASSETS
Cash                                                                      $        2      $         -
Investments in mutual funds, at current market value:
 DFA Investment Dimensions Group, Inc.:
  DFA Small Value Portfolio                                                   55,644           55,644
  DFA Large Value Portfolio                                                   95,937                -
  DFA International Value Portfolio                                           83,942                -
  DFA International Small Portfolio                                           57,732                -
  DFA Short-Term Fixed Portfolio                                              28,229                -
  DFA Global Bond Portfolio                                                  370,044                -
 The Federated Insurance Series:
  Federated American Leaders Fund II                                         303,375                -
  Federated Utility Fund II                                                  155,195                -
  Federated Prime Money Fund II                                              111,063                -
  Federated High Income Bond Fund II                                         399,716                -
  Federated Fund for U. S. Government Securities II                          247,151                -
 Wanger Advisors Trust:
  Wanger U. S. Small Cap Advisor                                             121,910                -
  Wanger International Small Cap Advisor                                     155,973                -
 The Montgomery Funds III:
  Montgomery Growth Portfolio                                                 88,881                -
  Montgomery Emerging Markets Portfolio                                       61,106                -
 Strong Variable Insurance Funds, Inc.:
  Strong International Stock Fund II                                           2,722                -
 Stein Roe Variable Investment Trust:
  Stein Roe Special Venture Fund, Variable Series                              2,625                -
 Warburg Pincus Trust:
  Warburg Pincus International Equity Portfolio                                9,109                -
  Warburg Pincus Small Company Growth Portfolio                                1,587                -
 Endeavor Series Trust:
  T. Rowe Price International Stock Portfolio                                 23,678                -
  Dreyfus SmallCap Value Portfolio                                            20,741                -
  Endeavor Enhanced Index Portfolio                                           26,669                -
                                                                  ----------------------------------------
Total investments in mutual funds                                          2,423,029           55,644
Total assets                                                              $2,423,031      $    55,644
                                                                  ========================================
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable                                            $       37      $         1
                                                                  ----------------------------------------
Total liabilities                                                                 37                1
Contract Owners' Equity:
 Deferred annuity contracts terminable by owners                           2,422,994           55,643
                                                                  ----------------------------------------
Total liabilities and contract owners' equity                             $2,423,031      $    55,644
                                                                  ========================================

See accompanying notes.

                            DFA                     DFA
DFA LARGE VALUE         INTERNATIONAL           INTERNATIONAL         DFA SHORT-TERM      DFA GLOBAL BOND
 SUBACCOUNT            VALUE SUBACCOUNT       SMALL SUBACCOUNT       FIXED  SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
    $     -          $         -            $         -            $         -             $      1


          -                    -                      -                      -                    -
     95,937                    -                      -                      -                    -
          -               83,942                      -                      -                    -
          -                    -                 57,732                      -                    -
          -                    -                      -                 28,229                    -
          -                    -                      -                      -               370,044

          -                    -                      -                      -                    -
          -                    -                      -                      -                    -
          -                    -                      -                      -                    -
          -                    -                      -                      -                    -
          -                    -                      -                      -                    -

          -                    -                      -                      -                    -
          -                    -                      -                      -                    -

          -                    -                      -                      -                    -
          -                    -                      -                      -                    -

          -                    -                      -                      -                    -

          -                    -                      -                      -                    -

          -                    -                      -                      -                    -
          -                    -                      -                      -                    -

          -                    -                      -                      -                    -
          -                    -                      -                      -                    -
          -                    -                      -                      -                    -
---------------------------------------------------------------------------------------------------------------
     95,937               83,942                 57,732                 28,229              370,044
    $95,937          $    83,942            $    57,732            $    28,229             $370,045
===============================================================================================================

    $     1          $         -            $         -            $         -             $      -
---------------------------------------------------------------------------------------------------------------
          1                    -                      -                      -                    -

     95,936               83,942                 57,732                 28,229              370,045
---------------------------------------------------------------------------------------------------------------
    $95,937          $    83,942            $    57,732            $    28,229             $370,045
===============================================================================================================

                       AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                           Balance Sheet (continued)

                                                                         FEDERATED
                                                                         AMERICAN            FEDERATED
                                                                      LEADERS FUND II     UTILITY FUND II
                                                                        SUBACCOUNT           SUBACCOUNT
                                                                   -----------------------------------------
ASSETS
Cash                                                                       $          -         $         -
Investments in mutual funds, at current market value:
 DFA Investment Dimensions Group, Inc.:
  DFA Small Value Portfolio                                                           -                   -
  DFA Large Value Portfolio                                                           -                   -
  DFA International Value Portfolio                                                   -                   -
  DFA International Small Portfolio                                                   -                   -
  DFA Short-Term Fixed Portfolio                                                      -                   -
  DFA Global Bond Portfolio                                                           -                   -
 The Federated Insurance Series:
  Federated American Leaders Fund II                                            303,375                   -
  Federated Utility Fund II                                                           -             155,195
  Federated Prime Money Fund II                                                       -                   -
  Federated High Income Bond Fund II                                                  -                   -
  Federated Fund for U. S. Government Securities II                                   -                   -
 Wanger Advisors Trust:
  Wanger U. S. Small Cap Advisor                                                      -                   -
  Wanger International Small Cap Advisor                                              -                   -
 The Montgomery Funds III:
  Montgomery Growth Portfolio                                                         -                   -
  Montgomery Emerging Markets Portfolio                                               -                   -
 Strong Variable Insurance Funds, Inc.:
  Strong International Stock Fund II                                                  -                   -
 Stein Roe Variable Investment Trust:
  Stein Roe Special Venture Fund, Variable Series                                     -                   -
 Warburg Pincus Trust:
  Warburg Pincus International Equity Portfolio                                       -                   -
  Warburg Pincus Small Company Growth Portfolio                                       -                   -
 Endeavor Series Trust:
  T. Rowe Price International Stock Portfolio                                         -                   -
  Dreyfus SmallCap Value Portfolio                                                    -                   -
  Endeavor Enhanced Index Portfolio                                                   -                   -
                                                                  -----------------------------------------
Total investments in mutual funds                                               303,375             155,195
Total assets                                                               $    303,375         $   155,195
                                                                  =========================================
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable                                             $          1         $         -
                                                                  -----------------------------------------
Total liabilities                                                                     1                   -
Contract owners' equity:
 Deferred annuity contracts terminable by owners                                303,374             155,195
                                                                  -----------------------------------------
Total liabilities and contract owners' equity                              $    303,375         $   155,195
                                                                  =========================================

See accompanying notes.

                                          FEDERATED                                 WANGER
 FEDERATED PRIME       FEDERATED        FUND FOR U. S.        WANGER U. S.      INTERNATIONAL
      MONEY           HIGH INCOME          GOVERNMENT          SMALL CAP          SMALL CAP         MONTGOMERY
     FUND II          BOND FUND II       SECURITIES II          ADVISOR            ADVISOR            GROWTH
   SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
     $      -           $      -            $      -            $      -          $      -            $     -


            -                  -                   -                   -                 -                  -
            -                  -                   -                   -                 -                  -
            -                  -                   -                   -                 -                  -
            -                  -                   -                   -                 -                  -
            -                  -                   -                   -                 -                  -
            -                  -                   -                   -                 -                  -

            -                  -                   -                   -                 -                  -
            -                  -                   -                   -                 -                  -
      111,063                  -                   -                   -                 -                  -
            -            399,716                   -                   -                 -                  -
            -                  -             247,151                   -                 -                  -

            -                  -                   -             121,910                 -                  -
            -                  -                   -                   -           155,973                  -

            -                  -                   -                   -                 -             88,881
            -                  -                   -                   -                 -                  -

            -                  -                   -                   -                 -                  -

            -                  -                   -                   -                 -                  -

            -                  -                   -                   -                 -                  -
            -                  -                   -                   -                 -                  -

            -                  -                   -                   -                 -                  -
            -                  -                   -                   -                 -                  -
            -                  -                   -                   -                 -                  -
---------------------------------------------------------------------------------------------------------------
      111,063            399,716             247,151             121,910           155,973             88,881
---------------------------------------------------------------------------------------------------------------
     $111,063           $399,716            $247,151            $121,910          $155,973            $88,881
===============================================================================================================


     $     29           $      1            $      -            $      1          $      1            $     1
---------------------------------------------------------------------------------------------------------------
           29                  1                   -                   1                 1                  1

      111,034            399,715             247,151             121,909           155,972             88,880
---------------------------------------------------------------------------------------------------------------
     $111,063           $399,716            $247,151            $121,910          $155,973            $88,881
===============================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                           Balance Sheet (continued)

                                                                     MONTGOMERY            STRONG
                                                                      EMERGING         INTERNATIONAL
                                                                      MARKETS          STOCK FUND II
                                                                     SUBACCOUNT          SUBACCOUNT
                                                                   -----------------------------------
ASSETS
Cash                                                                      $     -             $    1
Investments in mutual funds, at current market value:
 DFA Investment Dimensions Group, Inc.:
  DFA Small Value Portfolio                                                     -                  -
  DFA Large Value Portfolio                                                     -                  -
  DFA International Value Portfolio                                             -                  -
  DFA International Small Portfolio                                             -                  -
  DFA Short-Term Fixed Portfolio                                                -                  -
  DFA Global Bond Portfolio                                                     -                  -
 The Federated Insurance Series:
  Federated American Leaders Fund II                                            -                  -
  Federated Utility Fund II                                                     -                  -
  Federated Prime Money Fund II                                                 -                  -
  Federated High Income Bond Fund II                                            -                  -
  Federated Fund for U. S. Government Securities II                             -                  -
 Wanger Advisors Trust:
  Wanger U. S. Small Cap Advisor                                                -                  -
  Wanger International Small Cap Advisor                                        -                  -
 The Montgomery Funds III:
  Montgomery Growth Portfolio                                                   -                  -
  Montgomery Emerging Markets Portfolio                                    61,106                  -
 Strong Variable Insurance Funds, Inc.:
  Strong International Stock Fund II                                            -              2,722
 Stein Roe Variable Investment Trust:
  Stein Roe Special Venture Fund, Variable Series                               -                  -
 Warburg Pincus Trust:
  Warburg Pincus International Equity Portfolio                                 -                  -
  Warburg Pincus Small Company Growth Portfolio                                 -                  -
 Endeavor Series Trust:
  T. Rowe Price International Stock Portfolio                                   -                  -
  Dreyfus SmallCap Value Portfolio                                              -                  -
  Endeavor Enhanced Index Portfolio                                             -                  -
                                                                         ----------------------------
Total investments in mutual funds                                          61,106              2,722
                                                                         ----------------------------
Total assets                                                              $61,106             $2,723
                                                                         ============================
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable                                            $     -             $    -
                                                                         ----------------------------
Total liabilities                                                               -                  -
Contract owners' equity:
 Deferred annuity contracts terminable by owners                           61,106              2,723
                                                                         ----------------------------
Total liabilities and contract owners' equity                             $61,106             $2,723
                                                                         ============================

See accompanying notes.

                           WARBURG            WARBURG
  STEIN ROE SPECIAL         PINCUS          PINCUS SMALL       T. ROWE PRICE       DREYFUS          ENDEAVOR
   VENTURE FUND,         INTERNATIONAL        COMPANY          INTERNATIONAL      SMALLCAP          ENHANCED
  VARIABLE SERIES           EQUITY            GROWTH              STOCK             VALUE            INDEX
    SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
      $       -               $    -          $     -            $     -          $     -          $     -


              -                    -                -                  -                -                -
              -                    -                -                  -                -                -
              -                    -                -                  -                -                -
              -                    -                -                  -                -                -
              -                    -                -                  -                -                -
              -                    -                -                  -                -                -

              -                    -                -                  -                -                -
              -                    -                -                  -                -                -
              -                    -                -                  -                -                -
              -                    -                -                  -                -                -
              -                    -                -                  -                -                -

              -                    -                -                  -                -                -
              -                    -                -                  -                -                -

              -                    -                -                  -                -                -
              -                    -                -                  -                -                -

              -                    -                -                  -                -                -

          2,625                    -                -                  -                -                -

              -                9,109                -                  -                -                -
              -                    -            1,587                  -                -                -

              -                    -                -             23,678                -                -
              -                    -                -                  -           20,741                -
              -                    -                -                  -                -           26,669
------------------------------------------------------------------------------------------------------------
          2,625                9,109            1,587             23,678           20,741           26,669
------------------------------------------------------------------------------------------------------------
         $2,625               $9,109           $1,587            $23,678          $20,741          $26,669
============================================================================================================


         $    -               $    -           $    -            $     1          $     -          $     -
------------------------------------------------------------------------------------------------------------
              -                    -                -                  1                -                -


          2,625                9,109            1,587             23,677           20,741           26,669
------------------------------------------------------------------------------------------------------------
         $2,625               $9,109           $1,587            $23,678          $20,741          $26,669
============================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                            Statement of Operations

                 Year ended December 31, 1998, except as noted



                                                                              DFA SMALL
                                                                                VALUE
                                                               TOTAL          SUBACCOUNT
                                                       -----------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                                     $   80,143         $  4,800
Expenses:
 Administration fee                                                   390               37
 Mortality and expense risk charge                                 15,235              545
                                                       -----------------------------------
Net investment income (loss)                                       64,518            4,218

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) FROM
 INVESTMENTS
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales                                            1,845,978           37,948
 Cost of investments sold                                       1,930,738           40,764
                                                       -----------------------------------
Net realized capital gain (loss) from sales of                    (84,760)          (2,816)
 investments
Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the year                                            (12,441)           8,803
 End of the year                                                   39,981           (2,731)
                                                       -----------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                       52,422          (11,534)
                                                       -----------------------------------
Net realized and unrealized capital gain (loss) from
 investments                                                      (32,338)         (14,350)
                                                       -----------------------------------
Increase (decrease) from operations                            $   32,180         $(10,132)
                                                       ===================================

(1) Commencement of operations, May 19, 1998.

See accompanying notes.

                          DFA              DFA
                     INTERNATIONAL    INTERNATIONAL       DFA SHORT       DFA GLOBAL
DFA LARGE VALUE          VALUE            SMALL         -TERM FIXED          BOND
 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------
  $  8,171             $ 5,583          $  4,681           $  4,216           $ 6,804

        26                  24                17                 76                16
       908                 835               610                688             1,971
-------------------------------------------------------------------------------------
     7,237               4,724             4,054              3,452             4,817


    73,274              61,289            46,644            306,007             4,928
    70,473              65,381            60,885            305,935             5,043
-------------------------------------------------------------------------------------
     2,801              (4,092)          (14,241)                72              (115)



    10,066              (5,492)          (24,923)            (1,336)           (4,072)
     7,245                  75           (15,028)               (88)           12,009
-------------------------------------------------------------------------------------

    (2,821)              5,567             9,895              1,248            16,081
-------------------------------------------------------------------------------------

       (20)              1,475            (4,346)             1,320            15,966
-------------------------------------------------------------------------------------
  $  7,217             $ 6,199          $   (292)          $  4,772           $20,783
=====================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                      Statement of Operations (continued)



                                                                FEDERATED
                                                                 AMERICAN         FEDERATED
                                                             LEADERS FUND II    UTILITY FUND
                                                                SUBACCOUNT      II SUBACCOUNT
                                                           ----------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                                          $  7,278          $ 5,140
Expenses:
 Administration fee                                                       34                6
 Mortality and expense risk charge                                     1,299              559
                                                           ----------------------------------
Net investment income (loss)                                           5,945            4,575

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) FROM
INVESTMENTS
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales                                                 208,128           59,632
 Cost of investments sold                                            224,646           51,119
                                                           ----------------------------------
 Net realized capital gain (loss) from sales of
 investments                                                         (16,518)           8,513

Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the year                                                 1,926            9,122
 End of the year                                                      22,038            8,792
                                                           ----------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                          20,112             (330)
                                                           ----------------------------------

Net realized and unrealized capital gain (loss) from
 investments                                                           3,594            8,183
                                                           ----------------------------------
Increase (decrease) from operations                                 $  9,539          $12,758
                                                           ==================================


 (1) Commencement of operations, May 19, 1998.

 See accompanying notes.

 FEDERATED       FEDERATED       FEDERATED            WANGER           WANGER
   PRIME        HIGH INCOME       FUND FOR          U.S. SMALL      INTERNATIONAL
   MONEY           BOND        GOVERNMENT U.S.          CAP           SMALL CAP         MONTGOMERY
  FUND II         FUND II       SECURITIES II         ADVISOR          ADVISOR            GROWTH
SUBACCOUNT      SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
--------------------------------------------------------------------------------------------------
$    2,818      $ 15,391         $  4,429            $  4,050           $   286            $   770

         7            41               43                  17                19                  6
       268         3,197            1,724                 708               544                348
--------------------------------------------------------------------------------------------------
     2,543        12,153            2,662               3,325              (277)               416

   244,994       360,462          109,344              91,234            28,674             40,719
   244,994       368,569          102,403             106,495            32,987             44,779
--------------------------------------------------------------------------------------------------
         -        (8,107)           6,941             (15,261)           (4,313)            (4,060)

         -         9,582            5,769                 (19)           (1,502)            (3,066)
         -         7,083           13,940               8,306              (113)               545
--------------------------------------------------------------------------------------------------

         -        (2,499)           8,171               8,325             1,389              3,611
--------------------------------------------------------------------------------------------------

         -       (10,606)          15,112              (6,936)           (2,924)              (449)
--------------------------------------------------------------------------------------------------
$    2,543      $  1,547         $ 17,774            $ (3,611)          $(3,201)           $   (33)
==================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                      Statement of Operations (continued)

                                                            MONTGOMERY          STRONG
                                                             EMERGING        INTERNATIONAL
                                                             MARKETS         STOCK FUND II
                                                            SUBACCOUNT        SUBACCOUNT
                                                       ------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                                      $    120            $   307
Expenses:
 Administration fee                                                    8                  -
 Mortality and expense risk charge                                   394                130
                                                       ------------------------------------
Net investment income (loss)                                        (282)               177

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) FROM
 INVESTMENTS
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales                                              41,010             28,685
 Cost of investments sold                                         57,717             34,775
                                                       ------------------------------------
Net realized capital gain (loss) from sales of                   (16,707)            (6,090)
 investments

Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the year                                            (7,681)            (4,703)
 End of the year                                                 (27,691)              (567)
                                                       ------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                     (20,010)             4,136
                                                       ------------------------------------
Net realized and unrealized capital gain (loss) from
 investments                                                     (36,717)            (1,954)
                                                       ------------------------------------
Increase (decrease) from operations                             $(36,999)           $(1,777)
                                                       ====================================

(1) Commencement of operations, May 19, 1998.

See accompanying notes.


  STEIN ROE        WARBURG          WARBURG PINCUS      T. ROWE PRICE        DREYFUS         ENDEAVOR
   SPECIAL          PINCUS              SMALL            INTERNATIONAL      SMALLCAP         ENHANCED
VENTURE FUND,     INTERNATIONAL        COMPANY              STOCK             VALUE           INDEX
VARIABLE SERIES      EQUITY             GROWTH            SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT             (1)                (1)             (1)
--------------------------------------------------------------------------------------------------------
$  2,821                 $    49   $             -             $   248          $ 2,106          $    75

       -                       3                  2                  3                2                3
     128                      75                 51                 86               75               92
--------------------------------------------------------------------------------------------------------
   2,693                     (29)               (53)               159            2,029              (20)

  28,008                  18,003             20,243             12,102           10,782           13,868
  36,509                  18,266             19,283             12,731           14,127           12,857
--------------------------------------------------------------------------------------------------------
  (8,501)                   (263)               960               (629)          (3,345)           1,011

  (2,110)                 (2,563)              (242)                 -                -                -
    (908)                   (860)                45              1,931            2,286            3,672
--------------------------------------------------------------------------------------------------------

   1,202                   1,703                287              1,931            2,286            3,672
--------------------------------------------------------------------------------------------------------

  (7,299)                  1,440              1,247              1,302           (1,059)           4,683
--------------------------------------------------------------------------------------------------------
$ (4,606)                $ 1,411            $ 1,194            $ 1,461          $   970          $ 4,663
========================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

               Statements of Changes in Contract Owners' Equity

               Year ended December 31, 1998 and the period from
                 January 22, 1997 (commencement of operations)
                  through December 31, 1997, except as noted


                                                                                              DFA SMALL VALUE
                                                                 TOTAL                           SUBACCOUNT
                                                    ----------------------------      -----------------------------
                                                        1998              1997            1998             1997 (7)
                                                    ----------------------------      -----------------------------
Operations:
 Net investment income (loss)                        $   64,518       $   45,166        $  4,218          $  6,223
 Net realized capital gain (loss)                       (84,760)           4,445          (2,816)            1,094
 Net change in unrealized appreciation/
   depreciation of investments                           52,422          (12,441)        (11,534)            8,803
                                                    ----------------------------      -----------------------------
Increase (decrease) from operations                      32,180           37,170         (10,132)           16,120

Contract transactions:
 Net contract purchase payments                       1,150,749        2,009,488           2,125            85,590
 Transfer payments from (to) other subaccounts
   or general account                                     8,858                -           5,377            (8,071)
 Contract terminations, withdrawals and other
   deductions                                          (811,664)          (3,787)        (34,785)             (581)
                                                    ----------------------------      -----------------------------
Increase (decrease) from contract transactions          347,943        2,005,701         (27,283)           76,938
                                                    ----------------------------      -----------------------------
Net increase (decrease) in contract owners'
 equity                                                 380,123        2,042,871         (37,415)           93,058

Contract owners' equity:
 Beginning of the period                              2,042,871                -          93,058                 -
                                                    ----------------------------      -----------------------------
 End of the period                                   $2,422,994       $2,042,871        $ 55,643          $ 93,058
                                                    ============================      =============================

(1)  Commencement of operations, May 19, 1998.
(2)  Commencement of operations, September 26, 1997.
(3)  Commencement of operations, May 29, 1997.
(4)  Commencement of operations, May 1, 1997.
(5)  Commencement of operations, March 7, 1997.
(6)  Commencement of operations, February 26, 1997.
(7)  Commencement of operations, January 23, 1997.

See accompanying notes.

       DFA LARGE             DFA INTERNATIONAL        DFA INTERNATIONAL         DFA SHORT-TERM
    VALUE SUBACCOUNT         VALUE SUBACCOUNT         SMALL SUBACCOUNT         FIXED SUBACCOUNT
----------------------    ----------------------    ---------------------     ---------------------
    1998     1997 (7)       1998       1997 (7)       1998      1997 (7)        1998     1997 (7)
----------------------    ----------------------    ---------------------     ---------------------
 $  7,237    $ 10,685     $  4,724   $  3,134       $  4,054   $  1,696       $   3,452   $ 13,972
    2,801         798       (4,092)       440        (14,241)      (126)             72        217

   (2,821)     10,066        5,567     (5,492)         9,895    (24,923)          1,248     (1,336)
----------------------    ----------------------    ---------------------     --------------------
    7,217      21,549        6,199     (1,918)          (292)   (23,353)          4,772     12,853


    5,001     139,776        3,998    131,379          3,000     99,264               -    310,569

   (6,905)     (9,139)      (2,232)       988          8,710     14,371        (265,085)      (853)

  (60,604)       (959)     (53,510)      (962)       (43,245)      (723)        (33,465)      (562)
----------------------    ----------------------    ---------------------     --------------------
  (62,508)    129,678      (51,744)   131,405        (31,535)   112,912        (298,550)   309,154
----------------------    ----------------------    ---------------------     --------------------

  (55,291)    151,227      (45,545)   129,487        (31,827)    89,559        (293,778)   322,007


  151,227           -      129,487          -         89,559          -         322,007          -
----------------------    ----------------------    ---------------------     --------------------
 $ 95,936    $151,227     $ 83,942   $129,487       $ 57,732   $ 89,559       $  28,229   $322,007
======================    ======================    =====================     ====================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                                                           FEDERATED AMERICAN
                                                                  DFA GLOBAL                LEADERS FUND II
                                                               BOND SUBACCOUNT                SUBACCOUNT
                                                          ------------------------    --------------------------
                                                             1998        1997 (7)          1998        1997 (4)
                                                          ------------------------    --------------------------
Operations:
 Net investment income (loss)                               $  4,817     $  8,342        $  5,945      $   (117)
 Net realized capital gain (loss)                               (115)         (17)        (16,518)            2
 Net change in unrealized appreciation/
  depreciation of investments                                 16,081       (4,072)         20,112         1,926
                                                          ------------------------    --------------------------
Increase (decrease) from operations                           20,783        4,253           9,539         1,811

Contract transactions:
 Net contract purchase payments                                6,000       70,946         218,619        56,608
 Transfer payments from (to) other subaccounts or
  general account                                            265,458        2,605          26,651        18,617
 Contract terminations, withdrawals and other
  deductions                                                       -            -         (28,471)            -
                                                          ------------------------    --------------------------
Increase (decrease) from contract transactions               271,458       73,551         216,799        75,225
                                                           -----------------------    --------------------------
Net increase (decrease) in contract owners'
 equity                                                      292,241       77,804         226,338        77,036

Contract owners' equity:
 Beginning of the period                                      77,804            -          77,036             -
                                                           -----------------------    --------------------------
 End of the period                                          $370,045     $ 77,804        $303,374      $ 77,036
                                                           =======================    ==========================

(1)  Commencement of operations, May 19, 1998.
(2)  Commencement of operations, September 26, 1997.
(3)  Commencement of operations, May 29, 1997.
(4)  Commencement of operations, May 1, 1997.
(5)  Commencement of operations, March 7, 1997.
(6)  Commencement of operations, February 26, 1997.
(7)  Commencement of operations, January 23, 1997.

See accompanying notes.

                                                                      FEDERATED HIGH                 FEDERATED FUND FOR
  FEDERATED UTILITY            FEDERATED PRIME                     INCOME BOND FUND II               U. S. GOVERNMENT
  FUND II SUBACCOUNT         MONEY FUND II SUBACCOUNT                  SUBACCOUNT                SECURITIES II SUBACCOUNT
-----------------------     --------------------------      ------------------------------     ----------------------------
   1998      1997 (4)         1998          1997                1998           1997 (4)             1998           1997 (5)
-----------------------     --------------------------      ------------------------------     ----------------------------
$    4,575   $   (123)       $   2,543     $     88          $  12,153         $   (564)          $  2,662         $   (328)
     8,513         15                -            -             (8,107)              11              6,941               10

      (330)     9,122                -            -             (2,499)           9,582              8,171            5,769
-----------------------     --------------------------      ------------------------------     ----------------------------
    12,758      9,014            2,543           88              1,547            9,029             17,774            5,451


    54,813     69,041          211,103       12,986            221,045          496,138             87,352          240,048

    37,162          -         (104,814)     (10,046)            (1,228)           1,137            (11,965)               -

   (27,593)         -             (826)           -           (327,953)               -            (91,509)               -
-----------------------     --------------------------      ------------------------------     ----------------------------
    64,382     69,041          105,463        2,940           (108,136)         497,275            (16,122)         240,048
-----------------------     --------------------------      ------------------------------     ----------------------------

    77,140     78,055          108,006        3,028           (106,589)         506,304              1,652          245,499


    78,055          -            3,028            -            506,304                -            245,499                -
-----------------------     --------------------------      ------------------------------     ----------------------------
$  155,195   $ 78,055        $ 111,034     $  3,028          $ 399,715         $506,304           $247,151         $245,499
=======================     ==========================      ==============================     ============================

                       AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                                                                        WANGER INTERNATIONAL
                                                             WANGER U. S. SMALL                           SMALL CAP ADVISOR
                                                           CAP ADVISOR SUBACCOUNT                            SUBACCOUNT
                                                   ------------------------------------      ------------------------------------
                                                           1998            1997 (4)                  1998             1997 (4)
                                                   ------------------------------------      ------------------------------------
Operations:
 Net investment income (loss)                               $  3,325           $   (106)               $   (277)         $    (40)
 Net realized capital gain (loss)                            (15,261)                (1)                 (4,313)               (3)
 Net change in unrealized appreciation/
  depreciation of investments                                  8,325                (19)                  1,389            (1,502)

                                                   ------------------------------------      ------------------------------------
Increase (decrease) from operations                           (3,611)              (126)                 (3,201)           (1,545)

Contract transactions:
 Net contract purchase payments                               74,083             56,359                  98,197            22,019
 Transfer payments from (to) other subaccounts or
  general account                                             16,635              6,767                  67,312             1,344

 Contract terminations, withdrawals and other
  deductions                                                 (28,198)                 -                 (28,154)                -
                                                   ------------------------------------      ------------------------------------
Increase (decrease) from contract transactions                62,520             63,126                 137,355            23,363
                                                   ------------------------------------      ------------------------------------
Net increase (decrease) in contract owners' equity
                                                              58,909             63,000                 134,154            21,818

Contract owners' equity:
 Beginning of the period                                      63,000                  -                  21,818                 -
                                                   ------------------------------------      ------------------------------------
 End of the period                                          $121,909           $ 63,000                $155,972          $ 21,818
                                                   ====================================      ====================================



(1) Commencement of operations, May 19, 1998.
(2) Commencement of operations, September 26, 1997.
(3) Commencement of operations, May 29, 1997.
(4) Commencement of operations, May 1, 1997.
(5) Commencement of operations, March 7, 1997.
(6) Commencement of operations, February 26, 1997.
(7) Commencement of operations, January 23, 1997.



See accompanying notes.

                                                                                                          STEIN ROE SPECIAL
                                       MONTGOMERY                 STRONG INTERNATIONAL                      VENTURE FUND,
    MONTGOMERY GROWTH          EMERGING MARKETS SUBACCOUNT      STOCK FUND II SUBACCOUNT                   VARIABLE SERIES
       SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT                             SUBACCOUNT
--------------------------  ------------------------------- ---------------------------------  --------------------------------
   1998        1997 (4)            1998         1997 (6)            1998           1997 (2)             1998           1997 (2)
--------------------------  ------------------------------- ---------------------------------  --------------------------------
$     416     $     1,721       $      (282)      $    (11)       $       177   $    (55)          $  2,693         $    (57)
   (4,060)             (6)          (16,707)            57             (6,090)        (8)            (8,501)              (4)

    3,611          (3,066)          (20,010)        (7,681)             4,136     (4,703)             1,202           (2,110)
--------------------------  ------------------------------- ---------------------------------  --------------------------------
      (33)         (1,351)          (36,999)        (7,635)            (1,777)    (4,766)            (4,606)          (2,171)


   73,389          39,122            70,247         61,102              3,150     34,792              3,151           34,357

  (15,092)              -           (17,554)         1,344            (28,676)         -            (28,106)               -

   (7,155)              -            (9,399)             -                  -          -                  -                -
--------------------------  ------------------------------- ---------------------------------  --------------------------------
   51,142          39,122            43,294         62,446            (25,526)    34,792            (24,955)          34,357
--------------------------  ------------------------------- ---------------------------------  --------------------------------

   51,109          37,771             6,295         54,811            (27,303)    30,026            (29,561)          32,186


   37,771               -            54,811              -             30,026          -             32,186                -
--------------------------  ------------------------------- ---------------------------------  --------------------------------
$  88,880     $    37,771       $    61,106       $ 54,811        $     2,723   $ 30,026           $  2,625         $ 32,186
==========================  =============================== =================================  ================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)



                                                          WARBURG PINCUS INTERNATIONAL           WARBURG PINCUS SMALL COMPANY
                                                                EQUITY SUBACCOUNT                      GROWTH SUBACCOUNT
                                                     ------------------------------------   ------------------------------------
                                                             1998            1997 (3)               1998             1997 (3)
                                                     ------------------------------------   ------------------------------------
Operations:
 Net investment income (loss)                              $    (29)         $      -              $    (53)         $    (34)
 Net realized capital gain (loss)                              (263)               (7)                  960                 -
 Net change in unrealized appreciation/
  depreciation of investments                                 1,703            (2,563)                  287              (242)
                                                     ------------------------------------   ------------------------------------
Increase (decrease) from operations                           1,411            (1,801)                1,194              (276)

Contract transactions:
 Net contract purchase payments                              12,805            12,678                 2,670            11,511
 Transfer payments from (to) other subaccounts or
  general account                                           (17,534)            1,550               (20,045)            6,533
 Contract terminations, withdrawals and other
  deductions                                                      -                 -                     -                 -
                                                     ------------------------------------   ------------------------------------
Increase (decrease) from contract transactions               (4,729)           14,228               (17,375)           18,044
                                                     ------------------------------------   ------------------------------------
Net increase (decrease) in contract owners' equity
                                                             (3,318)           12,427               (16,181)           17,768

Contract owners' equity:
 Beginning of the period                                     12,427                 -                17,768                 -
                                                     ------------------------------------   ------------------------------------
 End of the period                                         $  9,109          $ 12,427              $  1,587          $ 17,768
                                                     ====================================   ====================================

(1) Commencement of operations, May 19, 1998.
(2) Commencement of operations, September 26, 1997.
(3) Commencement of operations, May 29, 1997.
(4) Commencement of operations, May 1, 1997.
(5) Commencement of operations, March 7, 1997.
(6) Commencement of operations, February 26, 1997.
(7) Commencement of operations, January 23, 1997.

See accompanying notes.

T. ROWE PRICE         DREYFUS          ENDEAVOR          WEISS, PECK &            WEISS, PECK &
INTERNATIONAL         SMALLCAP         ENHANCED        GREER'S CORE LARGE       GREER'S CORE SMALL
    STOCK              VALUE            INDEX            CAP STOCK FUND           CAP STOCK FUND
 SUBACCOUNT         SUBACCOUNT       SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
-------------      -----------       ----------          --------------           --------------
  1998 (1)           1998 (1)         1998 (1)               1997                      1997
-------------      -----------       ----------          --------------           --------------
   $     159          $  2,029         $    (20)               $    (16)                $    (13)
        (629)           (3,345)           1,011                     968                    1,005

       1,931             2,286            3,672                       -                        -
   ---------       -----------       ----------          --------------           --------------
       1,461               970            4,663                     952                      992

           -                 -                1                  14,048                   11,155

      34,333            30,568           35,888                 (15,000)                 (12,147)

     (12,117)          (10,797)         (13,883)                      -                        -
------------       -----------       ----------          --------------           --------------
      22,216            19,771           22,005                    (952)                    (992)
------------       -----------       ----------          --------------           --------------

      23,677            20,741           26,669                       -                        -

           -                 -                -                       -                        -
------------       -----------       ----------          --------------           --------------
     $23,677          $ 20,741         $ 26,669                $      -                 $      -
============       ===========       ==========          ==============           ==============

                       AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                         Notes to Financial Statements

                               December 31, 1998



1. ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

AUSA Life Insurance Company, Inc. Separate Account C (the "Mutual Fund Account"), formerly First Providian Life and Health Insurance Company Separate Account C, is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-four investment subaccounts, six of which are invested in specified portfolios of the DFA Investment Dimensions Group, Inc., five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisors Trust, two of which are invested in specified portfolios of the Montgomery Funds III, one of which is invested in the Strong International Stock Fund II of the Strong Variable Insurance Funds, Inc., one of which is invested in the Stein Roe Special Venture Fund of the Stein Roe Variable Investment Trust, two of which are invested in specified portfolios of the Warburg Pincus Trust, and three of which are invested in specified portfolios of the Endeavor Series Trust (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-two subaccounts is available to contract owners of the Advisor's Edge Variable Annuity. The remaining twenty-two subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, PGA Retirement Annuity, and Marquee Variable Annuity, also issued by AUSA.

Prior to October 1, 1998, the Mutual Fund Account was a segregated investment account of First Providian Life and Health Insurance Company ("FPLH"). On October 1, 1998, FPLH merged with and into AUSA. Upon the merger, FPLH's existence ceased and AUSA became the surviving company. As a result of the merger, the Mutual Fund Account became a segregated investment account of AUSA. All of the contracts issued by FPLH before the merger were, at the time of the merger, assumed by AUSA.

Prior to June 10, 1997, FPLH was an indirect, wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of FPLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly-owned subsidiary of AEGON N.V.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



1. ACCOUNTING POLICIES (CONTINUED)

Prior to October 1997, the Mutual Fund Account had two additional subaccounts that invested exclusively in shares of the following portfolios of Tomorrow Funds Retirement Trust (advised by Weiss, Peck & Greer, L.L.C.): Weiss, Peck & Greer's Core Large-Cap Stock Fund Portfolio and Weiss, Peck & Greer's Core Small-Cap Stock Fund Portfolio. Effective October 1997, contract owners were no longer permitted to allocate purchase payments to, or transfers into, these subaccounts.

Effective March 1997, the portfolios of the DFA Investment Dimensions Group, Inc. were no longer available to new contract owners within the Mutual Fund Account. Existing contract owners could continue to allocate purchase payments to, or transfers into, these subaccounts. Effective May 1, 1999, the portfolios of the DFA Investment Dimensions Group, Inc. will again be made available for investment to contract owners of the Advisor's Edge Variable Annuity.

The Strong Variable Insurance Funds, Inc., the Stein Roe Variable Investment Trust, the Warburg Pincus Trust, and the Endeavor Series Trust are pending approval of the Insurance Department of the State of New York.

INVESTMENTS

Net purchase payments received by the Mutual Fund Account for the Advisor's Edge Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1998.

Prior to July 17, 1998, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of average cost. Subsequent to this date, such gains or losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of July 17, 1998 as the opening cost for purposes of the first-in, first-out basis. This change has no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the Statement of Operations.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

DIVIDEND INCOME

Dividends received from the Series Funds investments are reinvested to purchase additional fund shares.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



2. INVESTMENTS

A summary of the mutual fund investments at December 31, 1998 follows:

                                                                     NET ASSET
                                                    NUMBER OF        VALUE PER         MARKET
                                                   SHARES HELD         SHARE            VALUE          COST
                                                 -----------------------------------------------------------
DFA Investment Dimensions Group, Inc.:
 DFA Small Value Portfolio                           4,564,700        $12.19       $   55,644     $   58,375
 DFA Large Value Portfolio                           6,173,544         15.54           95,937         88,692
 DFA International Value Portfolio                   7,624,185         11.01           83,942         83,867
 DFA International Small Portfolio                   8,108,453          7.12           57,732         72,760
 DFA Short-Term Fixed Portfolio                      2,814,505         10.03           28,229         28,317
 DFA Global Bond Portfolio                          35,857,012         10.32          370,044        358,035
The Federated Insurance Series:
 Federated American Leaders Fund II                 13,993,298         21.68          303,375        281,337
 Federated Utility Fund II                          10,163,391         15.27          155,195        146,403
 Federated Prime Money Fund II                     111,062,880          1.00          111,063        111,062
 Federated High Income Bond Fund II                 36,603,986         10.92          399,716        392,633
 Federated Fund for U. S. Government
  Securities II                                     22,165,977         11.15          247,151        233,211
 Wanger Advisors Trust:
 Wanger U. S. Small Cap Advisor                      5,496,402         22.18          121,910        113,604
 Wanger International Small Cap Advisor              7,949,718         19.62          155,973        156,086
The Montgomery Funds III:
 Montgomery Growth Portfolio                         5,775,219         15.39           88,881         88,336
 Montgomery Emerging Markets Portfolio               9,272,505          6.59           61,106         88,797
Strong Variable Insurance Funds, Inc.:
 Strong International Stock Fund II                    310,038          8.78            2,722          3,289
Stein Roe Variable Investment Trust:
 Stein Roe Special Venture Fund, Variable
  Series                                               192,737         13.62            2,625          3,533
Warburg Pincus Trust:
 Warburg Pincus International Equity
  Portfolio                                            828,876         10.99            9,109          9,969
 Warburg Pincus Small Company Growth
  Portfolio                                             99,150         16.01            1,587          1,542
Endeavor Series Trust:
 T. Rowe Price International Stock
  Portfolio                                          1,462,506         16.19           23,678         21,747
 Dreyfus SmallCap Value Portfolio                    1,466,812         14.14           20,741         18,455
 Endeavor Enhanced Index Portfolio                   1,658,546         16.08           26,669         22,997
                                                                                   -------------------------
                                                                                   $2,423,029     $2,383,047
                                                                                   =========================

                       AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



2. INVESTMENTS (CONTINUED)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                    YEAR ENDED DECEMBER 31
                                                           1998                                 1997
                                             -----------------------------         ----------------------------
                                                PURCHASES         SALES              PURCHASES          SALES
                                             -----------------------------         ----------------------------
DFA Investment Dimensions Group, Inc.:
 DFA Small Value Portfolio                       $ 14,884         $ 37,948            $ 92,348          $ 9,187
 DFA Large Value Portfolio                         18,004           73,274             151,373           11,010
 DFA International Value Portfolio                 14,269           61,289             140,747            6,208
 DFA International Small Portfolio                 19,151           46,644             115,794            1,174
 DFA Short-Term Fixed Portfolio                    10,909          306,007             328,102            4,976
 DFA Global Bond Portfolio                        281,202            4,928              82,324              431
The Federated Insurance Series:
 Federated American Leaders Fund II               430,873          208,128              75,227              119
 Federated Utility Fund II                        128,589           59,632              69,051              133
 Federated Prime Money Fund II                    353,028          244,994              13,089           10,061
 Federated High Income Bond Fund II               264,480          360,462             497,306              595
 Federated Fund for U. S. Government
  Securities II                                    95,884          109,344             240,155              435
Wanger Advisors Trust:
 Wanger U. S. Small Cap Advisor                   157,080           91,234              63,125              105
 Wanger International Small Cap Advisor           165,753           28,674              23,362               39
The Montgomery Funds III:
 Montgomery Growth Portfolio                       92,278           40,719              40,906               63
 Montgomery Emerging Markets Portfolio             84,022           41,010              62,537              102
Strong Variable Insurance Funds, Inc.:
 Strong International Stock Fund II                 3,335           28,685              34,792               55
Stein Roe Variable Investment Trust:
 Stein Roe Special Venture Fund,
  Variable Series                                   5,746           28,008              34,357               57
Warburg Pincus Trust:
 Warburg Pincus International Equity
  Portfolio                                        13,245           18,003              15,025               28
 Warburg Pincus Small Company Growth
  Portfolio                                         2,815           20,243              18,044               34
Endeavor Series Trust:
 T. Rowe Price International Stock
  Portfolio                                        34,478           12,102                   -                -
 Dreyfus SmallCap Value Portfolio                  32,582           10,782                   -                -
 Endeavor Enhanced Index Portfolio                 35,854           13,868                   -                -

                       AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



2. INVESTMENTS (CONTINUED)

                                                                  YEAR ENDED DECEMBER 31
                                                         1998                                  1997
                                        ------------------------------------    ---------------------------------
                                             PURCHASES           SALES              PURCHASES          SALES
                                        ------------------------------------    ---------------------------------
Tomorrow Funds Retirement Trust:
 Weiss, Peck & Greer's Core Large Cap
  Stock Fund                                $        -            $        -          $   17,680          $18,648
 Weiss, Peck & Greer's Core Small Cap
  Stock Fund                                         -                     -              15,180           16,185
                                        ------------------------------------    ---------------------------------
                                            $2,258,461            $1,845,978          $2,130,524          $79,645
                                        ====================================    =================================


3. CONTRACT OWNER'S EQUITY

A summary of deferred annuity contracts terminable by owners at December 31, 1998 follows:D

                                                        ACCUMULATION         ACCUMULATION       TOTAL CONTRACT
                  SUBACCOUNT                             UNITS OWNED          UNIT VALUE             VALUE
--------------------------------------------------------------------------------------------------------------
DFA Small Value                                              4,742,274          11.733360            $ 55,643
DFA Large Value                                              7,121,714          13.470911              95,936
DFA International Value                                      7,565,035          11.096109              83,942
DFA International Small                                      7,211,533           8.005502              57,732
DFA Short-Term Fixed                                         2,583,576          10.926449              28,229
DFA Global Bond                                             32,338,856          11.442726             370,045
Federated American Leaders Fund II                          21,098,551          14.378906             303,374
Federated Utility Fund II                                   10,987,709          14.124389             155,195
Federated Prime Money Fund II                               10,251,540          10.830937             111,034
Federated High Income Bond Fund II                          35,114,608          11.383166             399,715
Federated Fund for U. S. Government Securities II           21,491,841          11.499747             247,151
Wanger U. S. Small Cap Advisor                               8,427,721          14.465237             121,909
Wanger International Small Cap Advisor                      14,102,848          11.059641             155,972
Montgomery Growth                                            7,015,315          12.669383              88,880
Montgomery Emerging Markets                                 11,154,146           5.478320              61,106
Strong International Stock Fund II                             343,319           7.931406               2,723

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNER'S EQUITY (CONTINUED)

                                                 ACCUMULATION UNITS     ACCUMULATION       TOTAL CONTRACT
                  SUBACCOUNT                            OWNED            UNIT VALUE            VALUE
-----------------------------------------------------------------------------------------------------------
Stein Roe Special Venture Fund, Variable Series              276.105           9.507153          $    2,625
Warburg Pincus International Equity                          906.416          10.049123               9,109
Warburg Pincus Small Company Growth                          124.737          12.724167               1,587
T. Rowe Price International Stock                          2,246.117          10.541492              23,677
Dreyfus SmallCap Value                                     2,298.582           9.023521              20,741
Endeavor Enhanced Index                                    2,042.546          13.056766              26,669
                                                                                               ------------
                                                                                                 $2,422,994
                                                                                               ============

At December 31, 1998, contract owners' equity was comprised of:


                                      DFA SMALL     DFA LARGE         DFA                DFA
                                        VALUE         VALUE      INTERNATIONAL      INTERNATIONAL     DFA SHORT-TERM
                                     SUB-ACCOUNT   SUB-ACCOUNT  VALUE SUBACCOUNT  SMALL SUBACCOUNT   FIXED SUBACCOUNT
                                     --------------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                           $58,374       $88,691           $83,867          $ 72,760           $28,317
Adjustment for appreciation
 (depreciation) to market value           (2,731)        7,245                75           (15,028)              (88)
                                     --------------------------------------------------------------------------------
Total contract owners' equity            $55,643       $95,936           $83,942          $ 57,732           $28,229
                                     ================================================================================

                                                    FEDERATED
                                                    AMERICAN      FEDERATED       FEDERATED      FEDERATED HIGH
                                     DFA GLOBAL   LEADERS FUND     UTILITY       PRIME MONEY      INCOME BOND
                                        BOND           II          FUND II         FUND II          FUND II
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUBACCOUNT        SUBACCOUNT
                                     ---------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                          $358,036       $281,336      $146,403      $111,034          $392,632
Adjustment for appreciation
 (depreciation) to market value           12,009         22,038         8,792             -             7,083
                                     ---------------------------------------------------------------------------
Total contract owners' equity           $370,045       $303,374      $155,195      $111,034          $399,715
                                     ===========================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNER'S EQUITY (CONTINUED)


                                       FEDERATED FUND
                                         FOR U. S.            WANGER             WANGER
                                         GOVERNMENT      U. S. SMALL CAP     INTERNATIONAL
                                       SECURITIES II         ADVISOR       SMALL CAP ADVISOR      MONTGOMERY
                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT      GROWTH SUBACCOUNT
                                     -----------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                                 $233,211          $113,603           $156,085             $88,335
Adjustment for appreciation
 (depreciation) to market value                  13,940             8,306               (113)                545
                                     -----------------------------------------------------------------------------
Total contract owners' equity                  $247,151          $121,909           $155,972             $88,880
                                     =============================================================================

                                                              STRONG
                                                           INTERNATIONAL     STEIN ROE SPECIAL
                                         MONTGOMERY            STOCK           VENTURE FUND,       WARBURG PINCUS
                                      EMERGING MARKETS        FUND II         VARIABLE SERIES       INTERNATIONAL
                                         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT       EQUITY SUBACCOUNT
                                     -------------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                                $ 88,797             $3,290                $3,533             $9,969
Adjustment for appreciation
 (depreciation) to market value                (27,691)              (567)                 (908)              (860)
                                     -------------------------------------------------------------------------------
Total contract owners' equity                 $ 61,106             $2,723                $2,625             $9,109
                                     ===============================================================================

                                      WARBURG PINCUS     T. ROWE PRICE
                                       SMALL COMPANY     INTERNATIONAL    DREYFUS SMALLCAP   ENDEAVOR ENHANCED
                                     GROWTH SUBACCOUNT  STOCK SUBACCOUNT  VALUE SUBACCOUNT    INDEX SUBACCOUNT
                                    ----------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                                  $1,542           $21,746            $18,455             $22,997
Adjustment for appreciation
 (depreciation) to market value                     45             1,931              2,286               3,672
                                    ----------------------------------------------------------------------------
Total contract owners' equity                   $1,587           $23,677            $20,741             $26,669
                                    ============================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNER'S EQUITY (CONTINUED)

A summary of changes in contract owners' account units follows:

                                         DFA            DFA
                                        SMALL          LARGE              DFA               DFA
                                        VALUE          VALUE         INTERNATIONAL     INTERNATIONAL         DFA SHORT-
                                         SUB-           SUB-             VALUE             SMALL            FIXED TERM
                                        ACCOUNT       ACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                    ----------------------------------------------------------------------------------
Units outstanding at beginning of
 period                                        -             -                  -                  -                 -
Units purchased                            8,069        13,211             13,464             11,771            31,198
Units redeemed and transferred              (710)         (858)              (509)               (81)             (314)
                                    ----------------------------------------------------------------------------------
Units outstanding at December 31,
 1997                                      7,359        12,353             12,955             11,690            30,884
Units purchased                              338           396                800              1,685               474
Units redeemed and transferred            (2,955)       (5,627)            (6,190)            (6,163)          (28,774)
                                    ----------------------------------------------------------------------------------
Units outstanding at December 31,
 1998                                      4,742         7,122              7,565              7,212             2,584
                                    ==================================================================================

                                                        FEDERATED
                                           DFA          AMERICAN          FEDERATED       FEDERATED          FEDERATED
                                          GLOBAL        LEADERS            UTILITY          PRIME           HIGH INCOME
                                           BOND         FUND II            FUND II          MONEY               BOND
                                           SUB-           SUB-               SUB-          FUND II             FUND II
                                         ACCOUNT        ACCOUNT            ACCOUNT       SUBACCOUNT         SUBACCOUNT
                                    -----------------------------------------------------------------------------------
Units outstanding at beginning of
 period                                        -             -                  -                 -                  -
Units purchased                            7,312         6,261              6,256             1,286             45,383
Units redeemed and transferred                 -             -                  -              (995)                 -
                                    ----------------------------------------------------------------------------------
Units outstanding at December 31,
 1997                                      7,312         6,261              6,256               291             45,383
Units purchased                           25,303        22,428              4,043            19,893             20,364
Units redeemed and transferred              (276)       (7,590)               689            (9,932)           (30,632)
                                    ----------------------------------------------------------------------------------
Units outstanding at December 31,
 1998                                     32,339        21,099             10,988            10,252             35,115
                                    ==================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNER'S EQUITY (CONTINUED)

                                          FEDERATED             WANGER           WANGER
                                          FUND U.S.           U.S. SMALL      INTERNATIONAL                         MONTGOMERY
                                          GOVERNMENT             CAP            SMALL CAP         MONTGOMERY         EMERGING
                                         SECURITIES II         ADVISOR           ADVISOR            GROWTH            MARKETS
                                          SUBACCOUNT          SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                       ---------------------------------------------------------------------------------------
Units outstanding at beginning of
 period                                              -                 -                  -                -                 -
Units purchased                                 22,834             4,703              2,280            3,049             6,210
Units redeemed and transferred                       -                 -                  -                -                 -
                                       ---------------------------------------------------------------------------------------
Units outstanding at December 31,
 1997                                           22,834             4,703              2,280            3,049             6,210
Units purchased                                  7,913             7,593             12,018            7,272            11,582
Units redeemed and transferred                  (9,255)           (3,868)              (195)          (3,306)           (6,638)
                                       ---------------------------------------------------------------------------------------
Units outstanding at December 31,
 1998                                           21,492             8,428             14,103            7,015            11,154
                                       =======================================================================================

                                                              STEIN ROE
                                                               SPECIAL
                                            STRONG             VENTURE          WARBURG            WARBURG
                                         INTERNATIONAL          FUND,            PINCUS           PINCUS SMALL     T. ROWE PRICE
                                             STOCK            VARIABLE        INTERNATIONAL         COMPANY        INTERNATIONAL
                                            FUND II             SERIES            EQUITY             GROWTH            STOCK
                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                       -----------------------------------------------------------------------------------------
Units outstanding at beginning of
 period                                              -                 -                  -                -                 -
Units purchased                                  3,581             2,782              1,294            1,348                 -
Units redeemed and transferred                       -                 -                  -                -                 -
                                       -----------------------------------------------------------------------------------------
Units outstanding at December 31,
 1997                                            3,581             2,782              1,294            1,348                 -
Units purchased                                    343               276              1,208              211             1,729
Units redeemed and transferred                  (3,581)           (2,782)            (1,596)          (1,434)              517
                                       -----------------------------------------------------------------------------------------
Units outstanding at December 31,
 1998                                              343               276                906              125             2,246
                                       =========================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


3. CONTRACT OWNER'S EQUITY (CONTINUED)

                                                                                         WEISS, PECK &       WEISS, PECK &
                                                     DREYFUS            ENDEAVOR         GREER'S CORE     GREER'S CORE SMALL
                                                  SMALLCAP VALUE     ENHANCED INDEX     LARGE CAP STOCK     CAP STOCK FUND
                                                    SUBACCOUNT         SUBACCOUNT       FUND SUBACCOUNT       SUBACCOUNT
                                             -------------------------------------------------------------------------------
Units outstanding at beginning of
 period                                                       -                  -              1,565             1,327
Units purchased                                               -                  -                  -                 -
Units redeemed and transferred                                -                  -             (1,565)           (1,327)
                                             -------------------------------------------------------------------------------
Units outstanding at December 31,
 1997                                                         -                  -                  -                 -
Units purchased                                           1,770              1,573                  -                 -
Units redeemed and transferred                              529                470                  -                 -
                                             -------------------------------------------------------------------------------
Units outstanding at December 31,
 1998                                                     2,299              2,043                  -                 -
                                             ===============================================================================

4. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for AUSA's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge is 0.50%.

An administrative charge of .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by AUSA. AUSA also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

5. TAXES

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


6. YEAR 2000 (UNAUDITED)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

AUSA has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects AUSA's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom AUSA has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. AUSA has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. AUSA continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

AUSA's Year 2000 issues are more complex because a number of its systems interface with other systems not under AUSA's control. AUSA's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. AUSA utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for AUSA's investment holdings and transactions. These services are critical to a financial services company such as AUSA as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. AUSA has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. AUSA anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). AUSA has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


6. YEAR 2000 (UNAUDITED) (CONTINUED)

AUSA does have some exposure to date sensitive embedded technology such as micro-controllers, but AUSA views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, AUSA is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, AUSA has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

For AUSA, a reasonably likely worst case scenario might include one or more of AUSA's significant policyholder systems being non-compliant. Such an event could result in a material disruption of AUSA's operations. Specifically, a number of AUSA's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on AUSA's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, AUSA is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce AUSA's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, AUSA's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, AUSA does not believe that the problems will have a material adverse affect on AUSA's operations or financial condition.

                     FINANCIAL STATEMENTS - STATUTORY BASIS

                        AUSA LIFE INSURANCE COMPANY, INC.

                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                       WITH REPORT OF INDEPENDENT AUDITORS

                        AUSA Life Insurance Company, Inc.

                     Financial Statements - Statutory Basis


                  Years ended December 31, 1998, 1997 and 1996




                                    CONTENTS


Report of Independent Auditors............................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis..........................................  2
Statements of Operations - Statutory Basis................................  4
Statements of Changes in Capital and Surplus - Statutory Basis............  5
Statements of Cash Flows - Statutory Basis................................  6
Notes to Financial Statements - Statutory Basis...........................  7

                         Report of Independent Auditors



The Board of Directors
AUSA Life Insurance Company, Inc.


We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. as of December 31, 1998 and 1997 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 19, 1999

                        AUSA Life Insurance Company, Inc.

                        Balance Sheets - Statutory Basis
                  (Dollars in thousands, except per share data)



                                                                                               DECEMBER 31
                                                                                          1998             1997
                                                                                   ---------------------------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                                                   $     61,065      $     68,131
   Bonds                                                                                4,151,780         3,988,635
   Stocks:
     Preferred                                                                              2,582             1,792
     Common, at market (cost: $14 in 1998 and
       $118 in 1997)                                                                            2               144
   Mortgage loans on real estate                                                          413,107           495,009
   Real estate acquired in satisfaction of debt, at cost less accumulated
     depreciation ($2,474 in 1998 and $1,816 in 1997)                                      33,986            45,695
   Policy loans                                                                             3,181             3,046
   Other invested assets                                                                   30,795            22,414
                                                                                   ---------------------------------
Total cash and invested assets                                                          4,696,498         4,624,866

Short-term note receivable from affiliate                                                  10,400             8,800
Receivable from affiliates                                                                 14,731               794
Premiums deferred and uncollected                                                           6,408             6,316
Accrued investment income                                                                  64,859            69,989
Federal income taxes recoverable                                                              527                 -
Other assets                                                                               12,567             7,609
Separate account assets                                                                 6,517,152         5,630,093


                                                                                   ---------------------------------
Total admitted assets                                                                $ 11,323,142      $ 10,348,467
                                                                                   =================================

See accompanying notes.

                                                                                      DECEMBER 31
                                                                                1998              1997
                                                                          ----------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                  $     109,132     $    103,370
     Annuity                                                                     868,294          911,075
     Accident and health                                                          16,416           16,547
   Policy and contract claim reserves:
     Life                                                                          4,927            5,456
     Accident and health                                                          10,302           11,125
   Other policyholders' funds                                                  3,267,417        3,181,719
   Remittances and items not allocated                                            58,724           35,267
   Asset valuation reserve                                                        84,077           67,324
   Interest maintenance reserve                                                   37,253           25,882
   Payable to affiliates                                                               -            2,247
   Deferred income                                                                 5,230           13,421
   Payable under assumption reinsurance agreement                                 52,837           56,952
   Other liabilities                                                               7,422            8,400
   Federal income taxes payable                                                        -            1,010
   Separate account liabilities                                                6,497,865        5,608,364
                                                                          ----------------------------------
Total liabilities                                                             11,019,896       10,048,159

Commitments and contingencies

Capital and surplus:
   Common stock, $125 par value, 20,000 shares authorized, issued and
     outstanding                                                                   2,500            2,500
   Paid-in surplus                                                               319,180          319,180
   Special surplus funds                                                           1,827            1,607
   Unassigned surplus (deficit)                                                  (20,261)         (22,979)
                                                                          ----------------------------------
Total capital and surplus                                                        303,246          300,308
                                                                          ----------------------------------
Total liabilities and capital and surplus                                  $  11,323,142     $ 10,348,467
                                                                          ==================================

See accompanying notes.

                        AUSA Life Insurance Company, Inc.

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                                      YEAR ENDED DECEMBER 31
                                                                              1998              1997             1996
                                                                        ----------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                                  $     22,664      $    71,899      $     21,120
     Annuity                                                                  1,132,120        1,199,470         1,092,033
     Accident and health                                                         32,869           39,999            52,831
   Net investment income                                                        345,660          341,540           339,460
   Amortization of interest maintenance reserve                                   6,116            3,392             2,326
   Commissions and expense allowances on reinsurance ceded                          302              374               438
   Other income                                                                       -           17,240            10,739
                                                                        ----------------------------------------------------
                                                                              1,539,731        1,673,914         1,518,947
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                       32,464           39,045            50,647
     Surrender benefits                                                       1,117,653        1,175,051           864,643
     Other benefits                                                              20,886           14,316            11,699
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                                       5,762           52,500             2,492
       Annuity                                                                  (42,781)          65,982            53,136
       Accident and health                                                         (131)          (1,357)           (1,063)
       Other                                                                        (67)             580               609
     Increase in liability for premium and other deposit type
       funds                                                                     85,461           92,280            93,893
                                                                        ----------------------------------------------------
                                                                              1,219,247        1,438,397         1,076,056
   Insurance expenses:
     Commissions                                                                 69,009           79,099            87,938
     General insurance expenses                                                  95,169           92,613            83,885
     Taxes, licenses and fees                                                     1,466            3,717             3,335
     Net transfers to separate accounts                                         130,910           42,490           255,672
     Other expenses                                                                 978              181               145
                                                                        ----------------------------------------------------
                                                                                297,532          218,100           430,975
                                                                        ----------------------------------------------------
                                                                              1,516,779        1,656,497         1,507,031
                                                                        ----------------------------------------------------
Gain from operations before federal income tax expense and net
   realized capital gains (losses) on investments                                22,952           17,417            11,916
Federal income tax expense                                                        4,021            5,247             5,719
                                                                        ----------------------------------------------------
Gain from operations before net realized capital gains (losses) on
   investments                                                                   18,931           12,170             6,197
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest
   maintenance reserve)                                                           3,770              831           (12,107)
                                                                        ----------------------------------------------------
Net income (loss)                                                          $     22,701      $    13,001      $     (5,910)
                                                                        ====================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                     Statements of Changes in Capital and
                           Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                               SPECIAL      UNASSIGNED        TOTAL
                                                       COMMON       PAID-IN    SURPLUS       SURPLUS       CAPITAL AND
                                                        STOCK       SURPLUS     FUNDS       (DEFICIT)        SURPLUS
                                                     ------------------------------------------------------------------
Balance at January 1, 1996                              $2,500      $319,180      $1,357     $   5,217       $328,254
   Net loss                                                  -             -           -        (5,910)        (5,910)
   Change in net unrealized capital gains (losses)           -             -           -          (460)          (460)
   Change in non-admitted assets                             -             -           -           437            437
   Change in special surplus funds                           -             -         116             -            116
   Change in liability for reinsurance in
     unauthorized companies                                  -             -           -           (42)           (42)
   Change in asset valuation reserve                         -             -           -        (6,217)        (6,217)
   Seed money contributed to separate account, net
     of redemptions                                          -             -           -       (12,500)       (12,500)
   Change in surplus in separate account                     -             -           -        14,783         14,783
   Prior year federal income tax adjustment                  -             -           -           446            446
                                                     ------------------------------------------------------------------
Balance at December 31, 1996                             2,500       319,180       1,473        (4,246)       318,907
   Net income                                                -             -           -        13,001         13,001
   Change in net unrealized capital gains (losses)           -             -           -        (2,710)        (2,710)
   Change in non-admitted assets                             -             -           -        (8,617)        (8,617)
   Change in special surplus funds                           -             -         134             -            134
   Change in liability for reinsurance in
     unauthorized companies                                  -             -           -            29             29
   Change in asset valuation reserve                         -             -           -       (20,446)       (20,446)
   Seed money withdrawn from separate account, net
     of redemptions                                          -             -           -        11,700         11,700
   Change in surplus in separate account                     -             -           -       (11,749)       (11,749)
   Prior year federal income tax adjustment                  -             -           -            59             59
                                                     ------------------------------------------------------------------
Balance at December 31, 1997                             2,500       319,180       1,607       (22,979)       300,308
   Net income                                                -             -           -        22,701         22,701
   Change in net unrealized capital gains (losses)           -             -           -         4,439          4,439
   Change in non-admitted assets                             -             -           -          (511)          (511)
   Change in special surplus funds                           -             -         220             -            220
   Change in liability for reinsurance in
     unauthorized companies                                  -             -           -            18             18
   Change in asset valuation reserve                         -             -           -       (16,753)       (16,753)
   Seed money withdrawn from separate account, net
     of redemptions                                          -             -           -         1,818          1,818
   Change in surplus in separate account                     -             -           -          (994)          (994)
   Dividend to stockholder                                   -             -           -        (8,000)        (8,000)
                                                     ------------------------------------------------------------------
Balance at December 31, 1998                            $2,500      $319,180      $1,827      $(20,261)      $303,246
                                                     ==================================================================

See accompanying notes.

                        AUSA Life Insurance Company, Inc.

                   Statements of Cash Flows - Statutory Basis
                             (Dollars in thousands)

                                                                             YEAR ENDED DECEMBER 31
                                                                      1998            1997           1996
                                                                 -----------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance              $ 1,191,035     $ 1,340,757     $ 1,177,613
Net investment income                                                  353,054         340,150         345,153
Life and accident and health claims                                    (33,979)        (40,151)        (52,590)
Surrender benefits and other fund withdrawals                       (1,117,653)     (1,175,051)       (864,643)
Other benefits to policyholders                                        (20,876)        (14,290)        (11,697)
Commissions, other expenses and other taxes                           (169,784)       (184,457)       (193,405)
Net transfers to separate account                                     (130,976)        (43,309)       (257,467)
Federal income taxes paid                                               (5,558)         (4,704)         (4,490)
Other, net                                                              (3,806)         (3,744)        (14,431)
                                                                 -----------------------------------------------
Net cash provided by operating activities                               61,457         215,201         124,043

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                        1,381,784         968,184         777,107
   Common stocks                                                           164               -           5,288
   Mortgage loans on real estate                                       138,723         179,810         165,460
   Real estate                                                          22,067          25,104               -
   Policy loans                                                              -              16               4
   Other                                                                   (21)              -               -
                                                                 -----------------------------------------------
                                                                     1,542,717       1,173,114         947,859
Cost of investments acquired:
   Bonds and preferred stocks                                       (1,554,838)     (1,260,122)     (1,101,918)
   Common stocks                                                             -            (103)           (589)
   Mortgage loans on real estate                                       (51,862)        (60,722)        (42,118)
   Real estate                                                            (561)              -            (521)
   Policy loans                                                           (135)           (146)           (153)
   Other                                                                 5,756         (17,805)         (2,695)
                                                                 -----------------------------------------------
                                                                    (1,601,640)     (1,338,898)     (1,147,994)
                                                                 -----------------------------------------------
Net cash used in investing activities                                  (58,923)       (165,784)       (200,135)

FINANCING ACTIVITIES
Payment of intercompany notes, net                                      (1,600)         (9,400)        (19,200)
Dividends to stockholders                                               (8,000)              -               -
                                                                 -----------------------------------------------
Net cash used in financing activities                                   (9,600)         (9,400)        (19,200)
                                                                 -----------------------------------------------
Increase (decrease) in cash and short-term investments                  (7,066)         40,017         (95,292)

Cash and short-term investments at beginning of year                    68,131          28,114         123,406
                                                                 -----------------------------------------------
Cash and short-term investments at end of year                     $    61,065     $    68,131     $    28,114
                                                                 ===============================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                                December 31, 1998



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is 82 percent owned by First AUSA Life Insurance Company ("First AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), and 18 percent owned by Veterans Life Insurance Company, an indirect wholly-owned subsidiary of AEGON. AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

In July 1996, the Company completed a merger with International Life Investors Insurance Company ("ILI"), a wholly-owned subsidiary of Life Investors Insurance Company of America, another wholly-owned subsidiary of First AUSA, whereby ILI was merged directly into the Company. The Company received assets of $688,233 and liabilities of $635,189. The difference between assets and liabilities was transferred directly to capital and surplus. In accordance with National Association of Insurance Commissioners ("NAIC") statutory accounting principles, all prior period financial statements presented have been restated as if the merger took place at the beginning of such periods. Historical book values carried over from the separate companies to the combined entity.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. The accompanying financial statements give retroactive effect as if the merger had occurred on January 1, 1996 in conformity with the practices of the NAIC and accounting practices prescribed or permitted by the Department of Insurance of the State of New York. This merger was accounted for under the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the Company.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)




1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Summarized financial information for the Company and FPLH prior to the merger are as follows:

                                           PERIOD ENDED
                                           SEPTEMBER 30             YEAR ENDED DECEMBER 31
                                                             -------------------------------------
                                               1998                 1997                1996
                                       -----------------------------------------------------------
                                             (UNAUDITED)

   Revenues:
     The Company                             $ 1,155,265         $  1,585,260        $ 1,454,207
     FPLH                                         75,929               88,654             64,740
                                       ===========================================================
   As restated                               $ 1,231,194         $  1,673,914        $ 1,518,947
                                       ===========================================================

   Net income (loss):
     The Company                             $     3,944         $      3,503        $   (13,714)
     FPLH                                          6,911                9,498              7,804
                                       -----------------------------------------------------------
   As restated                               $    10,855         $     13,001        $    (5,910)
                                       ===========================================================

                                           SEPTEMBER 30          DECEMBER 31
                                               1998                 1997
                                       ------------------------------------------
                                           (UNAUDITED)
   Assets:
     The Company                             $10,411,596         $  9,951,625
     FPLH                                        445,873              396,842
                                       ------------------------------------------
   As restated                               $10,857,469         $ 10,348,467
                                       ==========================================

   Liabilities:
     The Company                             $10,208,203         $  9,745,504
     FPLH                                        352,184              302,655
                                       ------------------------------------------
   As restated                               $10,560,387         $ 10,048,159
                                       ==========================================

   Capital and surplus:
     The Company                             $   203,393         $    206,121
     FPLH                                         93,689               94,187
                                       ------------------------------------------
   As restated                               $   297,082         $    300,308
                                       ==========================================

NATURE OF BUSINESS

The Company primarily sells group fixed and variable annuities and group life coverages. The Company is licensed in 49 states and the District of Columbia and is actively in the process of becoming licensed in all 50 states. Sales of the Company's products are primarily through brokers.

                        AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (n) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of New York will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1998, 1997 and 1996, the Company excluded investment income due and accrued of $216, $473 and $469, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates.


2.   FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

     Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained

                        AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying value.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate swaps: Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                    DECEMBER 31
                                                       1998                             1997
                                          -----------------------------    ------------------------------
                                             CARRYING                         CARRYING
                                               VALUE       FAIR VALUE           VALUE        FAIR VALUE
                                          -----------------------------    ------------------------------
   ADMITTED ASSETS
   Cash and short-term investments        $     61,065   $     61,065      $     68,131    $     68,131
   Bonds                                     4,151,780      4,246,901         3,988,635       4,083,280
   Preferred stock                               2,582          2,529             1,792           1,892
   Common stock                                      2              2               144             144
   Mortgage loans on real estate               413,107        429,716           495,009         504,947
   Interest rate swap                                -                                -             391
   Policy loans                                  3,181          3,181             3,046           3,046
   Separate account assets                   6,517,152      6,527,180         5,630,093       5,640,386

   LIABILITIES
   Investment contract liabilities           4,134,507      4,057,004         4,091,938       4,011,465
   Separate account annuities                6,408,436      6,387,445         5,594,880       5,577,854

                        AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)


3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                    GROSS          GROSS        ESTIMATED
                                                    CARRYING      UNREALIZED     UNREALIZED        FAIR
                                                      VALUE         GAINS          LOSSES         VALUE
                                                 ---------------------------------------------------------
   DECEMBER 31, 1998
   Bonds:
     United States Government and agencies       $     99,834     $    1,776    $     285     $   101,325
     State, municipal and other government             38,387          1,427        1,625          38,189
     Public utilities                                 355,719         10,239          825         365,133
     Industrial and miscellaneous                   2,398,132         88,051       25,538       2,460,645
     Mortgage-backed and asset-backed
       securities                                   1,259,708         27,387        5,486       1,281,609
                                                 ---------------------------------------------------------
                                                    4,151,780        128,880       33,759       4,246,901
   Preferred stocks                                     2,582              -           53           2,529
                                                 ---------------------------------------------------------
                                                 $  4,154,362     $  128,880      $33,812      $4,249,430
                                                 =========================================================
   DECEMBER 31, 1997
   Bonds:
     United States Government and agencies       $    102,628     $      943    $     255     $   103,316
     State, municipal and other government             60,427          1,413        1,761          60,079
     Public utilities                                 251,071          4,943          892         255,122
     Industrial and miscellaneous                   2,324,342         66,883        6,424       2,384,801
     Mortgage-backed and asset-backed
       securities                                   1,250,167         32,779        2,984       1,279,962
                                                 ---------------------------------------------------------
                                                    3,988,635        106,961       12,316       4,083,280
   Preferred stocks                                     1,792            100            -           1,892
                                                 ---------------------------------------------------------
                                                 $  3,990,427     $  107,061    $  12,316     $ 4,085,172
                                                 =========================================================

The carrying value and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                        AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)


3. INVESTMENTS (CONTINUED)

                                                                             CARRYING     ESTIMATED FAIR
                                                                               VALUE           VALUE
                                                                          -------------------------------
   Due in one year or less                                                  $   262,288      $   263,578
   Due after one year through five years                                      1,553,746        1,582,380
   Due after five years through ten years                                       825,886          849,510
   Due after ten years                                                          250,152          269,824
                                                                          -------------------------------
                                                                              2,892,072        2,965,292
   Mortgage-backed and asset-backed securities                                1,259,708        1,281,609
                                                                          -------------------------------
                                                                            $ 4,151,780      $ 4,246,901
                                                                          ===============================

A detail of net investment income is presented below:

                                                                      YEAR ENDED DECEMBER 31
                                                             1998              1997             1996
                                                          ------------------------------------------------
   Interest on bonds and notes                               $290,967          $285,730         $267,510
   Mortgage loans                                              46,027            57,659           83,511
   Real estate                                                 12,741            13,976            7,225
   Dividends on equity investments                                254               223              220
   Interest on policy loans                                       317               168              154
   Derivative instruments                                      (3,265)              100                -
   Other investment gain (loss)                                 9,568             1,543           (5,482)
                                                          ------------------------------------------------
   Gross investment income                                    356,609           359,399          353,138

   Investment expenses                                         10,949            17,859           13,678
                                                          ------------------------------------------------
   Net investment income                                     $345,660          $341,540         $339,460
                                                          ================================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                       YEAR ENDED DECEMBER 31
                                                              1998               1997             1996
                                                         -------------------------------------------------
   Proceeds                                                $1,381,784          $968,184         $777,107
                                                         =================================================

   Gross realized gains                                    $   19,871          $ 19,165         $  9,697
   Gross realized losses                                       (5,974)          (11,997)         (12,291)
                                                         -------------------------------------------------
   Net realized gains (losses)                             $   13,897          $  7,168         $ (2,594)
                                                         =================================================

                        AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)


3. INVESTMENTS (CONTINUED)

At December 31, 1998, investments with an aggregate carrying value of $4,378 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                            REALIZED
                                                         ------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31
                                                             1998              1997             1996
                                                         ------------------------------------------------
   Debt securities                                         $ 13,897          $  7,168        $  (2,594)
   Common stock                                                  60                 -              244
   Preferred stock                                              170                (7)             (44)
   Short-term investments                                       (41)               (6)            (115)
   Mortgage loans on real estate                                325               287          (12,415)
   Real estate                                                3,967             4,059                -
   Other invested assets                                      2,859             5,035            6,872
                                                         ------------------------------------------------
                                                             21,237            16,536           (8,052)

   Tax effect                                                    20              (747)              87
   Transfer to interest maintenance reserve                 (17,487)          (14,958)          (4,142)
                                                         ------------------------------------------------
   Total realized gains (losses)                           $  3,770          $    831        $ (12,107)
                                                         ================================================
                                                                      CHANGE IN UNREALIZED
                                                        -------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31
                                                              1998              1997             1996
                                                        -------------------------------------------------
   Debt securities                                            $323             $56,129         $(87,888)
   Equity securities                                           (38)                 21             (190)
                                                        -------------------------------------------------
   Change in unrealized appreciation (depreciation)           $285             $56,150         $(88,078)
                                                        =================================================

Gross unrealized gains and gross unrealized losses on equity securities at December 31, 1998, 1997 and 1996 were as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                            1998              1997             1996
                                                      -------------------------------------------------
   Unrealized gains                                       $   -              $ 38             $ 16
   Unrealized losses                                        (12)              (12)             (11)
                                                      -------------------------------------------------
   Net unrealized gains (losses)                          $ (12)             $ 26             $  5
                                                      =================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1998, the Company issued mortgage loans with interest rates ranging from 6.55% to 8.49%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 79%. No mortgage loans were non-income producing for the previous twelve months and, accordingly, no accrued interest related to these mortgage loans was excluded from investment income. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

During 1998, 1997 and 1996, there were $2,796, $4,427 and $28,929, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $34,083 and $20,191, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                  GEOGRAPHIC DISTRIBUTION                              PROPERTY TYPE DISTRIBUTION
   ------------------------------------------------------     ---------------------------------------------
                                           DECEMBER 31                                       DECEMBER 31
                                         1998      1997                                    1998      1997
                                       ------------------                                ------------------
   South Atlantic                         22%       20%       Office                       37%       30%
   Mid-Atlantic                           20        16        Industrial                   29        13
   E. North Central                       20        16        Retail                       24        19
   Pacific                                 9        20        Apartment                     4        23
   W. South Central                        9         2        Agricultural                  2         -
   New England                             8         7        Other                         4        15
   Mountain                                7        15
   E. South Central                        3         2
   W. North Central                        2         2

At December 31, 1998, the Company had no investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilized an interest rate swap agreement as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

                        AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)


3. INVESTMENTS (CONTINUED)

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1998, the Company held no derivative instruments. At December 31, 1998 and 1997, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                         NOTIONAL AMOUNT
                                                                  ----------------------------
                                                                      1998            1997
                                                                  -----------     ------------
   Derivative securities:
     Interest rate swaps:
       Receive fixed - pay floating                                   $74,588        $50,800

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                               1998              1997             1996
                                                         --------------------------------------------------
   Direct premiums                                          $1,183,777        $1,309,731       $1,185,163
   Reinsurance assumed                                           6,415             6,905            9,962
   Reinsurance ceded                                            (2,539)           (5,268)         (29,141)
                                                         --------------------------------------------------
   Net premiums earned                                      $1,187,653        $1,311,368       $1,165,984
                                                         ==================================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)




4. REINSURANCE (CONTINUED)

The Company received reinsurance recoveries in the amounts of $2,493, $1,992 and $1,758 during 1998, 1997 and 1996, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $143,819 and $153,092, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received.

In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that exist at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1998 and 1997, the Company owed MONY $52,837 and $56,952, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years.

In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments primarily due to differences in the statutory and tax treatment of certain investments, deferred policy acquisition costs, stock options exercised, dividends received deduction, carryforward (utilization) of operating loss, IMR amortization, and certain adjustments related to the agreement between MONY and the Company. These adjustments caused the Company to calculate federal income tax expense using alternative minimum tax requirements in 1998.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

At December 31, 1998, the Company had net operating loss carryforwards of approximately $8,514 which expire through 2011.

In 1998, the Company reached a final settlement with the Internal Revenue Service for years 1993 through 1995 resulting in no tax due or refunded.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


6. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                          DECEMBER 31
                                                             1998                            1997
                                                   --------------------------      --------------------------
                                                                    PERCENT                         PERCENT
                                                     AMOUNT         OF TOTAL         AMOUNT         OF TOTAL
                                                   --------------------------      --------------------------
   Subject to discretionary withdrawal with
     market value adjustment                       $   912,692         9%          $   910,528         9%
   Subject to discretionary withdrawal at book
     value less surrender charge                     1,013,495        10             1,045,807        11
   Subject to discretionary withdrawal at market
     value                                           3,678,649        34             2,950,639        30
   Subject to discretionary withdrawal at book
     value (minimal or no charges or adjustments)    2,666,670        25             2,616,308        27
   Not subject to discretionary withdrawal
     provision                                       2,416,602        22             2,317,823        23
                                                   -----------      ---------      -----------      ---------
                                                    10,688,108       100%            9,841,105       100%
                                                                    =========                       =========
   Less reinsurance ceded                              143,475                         152,726
                                                   -----------                     -----------
   Total policy reserves on annuities and
     deposit fund liabilities                      $10,544,633                     $ 9,688,379
                                                   ===========                     ===========

Separate and variable account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 1998, 1997 and 1996 is as follows:

                                                    GUARANTEED     NON-GUARANTEED
                                                     SEPARATE         SEPARATE
                                                     ACCOUNT          ACCOUNT        TOTAL
                                                    ===========================================
   Premiums, deposits and other considerations
     for the year ended December 31, 1998           $   84,150     $      767,676    $  851,826
                                                    ===========================================

   Reserves for separate accounts with
     assets as of December 31, 1998 at:
     Fair value                                     $2,350,983     $    3,461,715    $5,812,698
     Amortized cost                                    595,738                  -       595,738
                                                    -------------------------------------------
   Total                                            $2,946,721     $    3,461,715    $6,408,436
                                                    ===========================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                    GUARANTEED     NON-GUARANTEED
                                                     SEPARATE         SEPARATE
                                                     ACCOUNT          ACCOUNT        TOTAL
                                                    ===========================================
   Premiums, deposits and other considerations
     for the year ended December 31, 1997           $  147,638     $      648,056    $  795,694
                                                    ===========================================

   Reserves for separate accounts with
     assets as of December 31, 1997 at:
     Fair value                                     $2,204,931     $    2,767,245    $4,972,176
     Amortized cost                                    622,703                  -       622,703
                                                    -------------------------------------------
   Total                                            $2,827,634     $    2,767,245    $5,594,879
                                                    ===========================================

   Premiums, deposits and other considerations
     for the year ended December 31, 1996           $        -     $      747,506    $  747,506
                                                    ===========================================

   Reserves for separate accounts with
     assets as of December 31, 1996 at:
     Fair value                                     $2,022,843     $    2,178,445    $4,201,288
     Amortized cost                                    613,565                  -       613,565
                                                    -------------------------------------------
   Total                                            $2,636,408     $    2,178,445    $4,814,853
                                                    ===========================================

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                                    GUARANTEED     NON-GUARANTEED
                                                     SEPARATE         SEPARATE
                                                     ACCOUNT          ACCOUNT        TOTAL
                                                    ===========================================
DECEMBER 31, 1998
   Subject to discretionary withdrawal with
     market value adjustment                        $  345,379     $            -    $  345,379
   Subject to discretionary withdrawal at book
     value less surrender charge                       250,359                  -       250,359
   Subject to discretionary withdrawal at
     market value                                      216,935          3,461,715     3,678,650
   Not subject to discretionary withdrawal           2,134,048                  -     2,134,048
                                                    -------------------------------------------
                                                    $2,946,721     $    3,461,715    $6,408,436
                                                    ===========================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                        GUARANTEED        NON-GUARANTEED
                                                         SEPARATE            SEPARATE
                                                         ACCOUNT             ACCOUNT                 TOTAL
                                                      --------------------------------------------------------
   DECEMBER 31, 1997
   Subject to discretionary withdrawal with market
     value adjustment                                     $   358,061     $              -         $   358,061
   Subject to discretionary withdrawal at book
     value less surrender charge                              264,642                    -             264,642
   Subject to discretionary withdrawal at market
     value                                                    180,802            2,767,245           2,948,047
   Not subject to discretionary withdrawal                  2,024,129                    -           2,024,129
                                                      --------------------------------------------------------
                                                          $ 2,827,634     $      2,767,245         $ 5,594,879
                                                      ========================================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                   1998           1997            1996
                                                               -----------------------------------------
   Transfers as reported in the summary of operations of
     the separate accounts annual statement:
     Transfers to separate accounts                               $851,826       $795,663       $747,677
     Transfers from separate accounts                              723,321        767,049        505,592
                                                               -----------------------------------------
   Net transfers to separate accounts                              128,505         28,614        242,085

   Reconciling adjustments - HUB level fees not paid to AUSA
     general account                                                 1,317         13,756         13,520
     Fees paid to external fund manager                                  -            120             67
     Assumption of liabilities via merger of FPLH                    1,088              -              -
                                                               -----------------------------------------
   Net adjustments                                                   2,405         13,876         13,587
                                                               =========================================
   Transfers as reported in the summary of operations of the
     life, accident and health annual statement                   $130,910       $ 42,490       $255,672
                                                               =========================================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                                      GROSS        LOADING         NET
                                                                   --------------------------------------
   DECEMBER 31, 1998
   Ordinary direct first year business                               $   351        $   339      $     12
   Ordinary direct renewal business                                    6,760          1,087         5,673
   Group life direct business                                            851            482           369
   Credit life                                                            37              -            37
   Reinsurance ceded                                                      (6)             -            (6)
                                                                   --------------------------------------
                                                                       7,993          1,908         6,085
   Accident and health:
     Direct                                                              363              -           363
     Reinsurance ceded                                                   (40)             -           (40)
                                                                   --------------------------------------
   Total accident and health                                             323              -           323
                                                                   ======================================
                                                                     $ 8,316        $ 1,908      $  6,408
                                                                   ======================================
   DECEMBER 31, 1997
   Ordinary direct first year business                               $   460        $   336      $    124
   Ordinary direct renewal business                                    6,138          1,081         5,057
   Group life direct business                                          1,267            433           834
   Credit life                                                            41              -            41
   Reinsurance ceded                                                     (14)             -           (14)
                                                                   --------------------------------------
                                                                       7,892          1,850         6,042
   Accident and health:
     Direct                                                              325              -           325
     Reinsurance ceded                                                   (51)             -           (51)
                                                                   --------------------------------------
   Total accident and health                                             274              -           274
                                                                   ======================================
                                                                     $ 8,166        $ 1,850      $  6,316
                                                                   ======================================

At December 31, 1998 and 1997, the Company had insurance in force aggregating $474,471 and $597,855, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,348 and $1,476 to cover these deficiencies at December 31, 1998 and 1997, respectively.

7. DIVIDEND RESTRICTIONS

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company.

The Company paid dividends to its parent of $8,000 in 1998. The Company is not entitled to pay out any dividends in 1999 without prior approval.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company was allocated $4, $0 and $13 of pension expense for the years ended December 31, 1998, 1997 and 1996, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $9, $12 and $21 of expense for the years ended December 31, 1998, 1997 and 1996, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $4, $2 and $2 for the years ended December 31, 1998, 1997 and 1996, respectively.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)

9.  RELATED PARTY TRANSACTIONS

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, 1997 and 1996, the Company paid $5,650, $7,330 and $5,739, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 4.95% at December 31, 1998. During 1998, 1997 and 1996, the Company paid net interest of $232, $142 and $29, respectively, to affiliates.

10. COMMITMENTS AND CONTINGENCIES

The Company has issued Trust GIC contracts to plan sponsors totaling $153,146 at December 31, 1998, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets and liabilities relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


10. COMMITMENTS AND CONTINGENCIES (CONTINUED)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense was $126, $586 and $246 for the years ended December 31, 1998, 1997 and 1996, respectively.

11. YEAR 2000 (UNAUDITED)

The term Year 2000 issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

The Company has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects the Company's internal Information Technology ("IT") and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


11. YEAR 2000 (UNAUDITED) (CONTINUED)

The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

The Company does have some exposure to date-sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date-sensitive embedded technology which could have Year 2000 problems. Because of this exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date-sensitive data in the Year 2000 or beyond.

For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and/or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


11. YEAR 2000 (UNAUDITED) (CONTINUED)

be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          (a)      Financial Statements.
          Part A.  None
          Part B. Financial Statements of certain subaccounts of AUSA Life Insurance Company, Inc. Separate Account C (formerly First Providian Life and Health Insurance Company Separate Account
                   C) which are available for investment by Advisor's Edge Variable Annuity Contract Owners as of December 31, 1998 and for the year then ended for the period January 22, 1997 (commencement of operations) through December 31,1997, with Report of Independent Auditors.

                   Statutory-basis financial statements of AUSA Life Insurance Company, Inc. as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 with Report of Independent Auditors.

          Part C.  None
          (b)      Exhibits.

          (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./2/
          (2)      Not Applicable.
          (3)      Distribution Agreement.

                   (a)    Form of Selling Agreement./2/
          (4)      (a)    Form of variable annuity contract./2/
          (5)      (a)    Form of Application./2/
          (6)      (a)    Articles of Incorporation of AUSA Life Insurance
                          Company, Inc./4/
                   (b)    By-Laws of AUSA Life Insurance Company, Inc./4/
          (7)      Not Applicable.

          (8)      (a)    Participation Agreement by and between Wanger Advisors
                          Trust and First Providian Life and Health Insurance
                          Company dated November 15, 1996./3/
                   (b)    Amendment No. 1 dated December 16, 1996 to
                          Participation Agreement by and between Wanger Advisors
                          Trust and First Providian dated November 15, 1996./3/
                   (c)    Participation Agreement among Federated Insurance
                          Series, Federated Advisers, Federated Securities Corp.
                          and First Providian dated November 15, 1996./3/
                   (d)    Participation Agreement among DFA Investment
                          Dimensions Group Inc., Dimensional Fund Advisors Inc.,
                          DFA Securities, Inc. and First Providian dated
                          November 15, 1996./3/
                   (e)    Marketing Agreement between DFA Securities, Inc. and
                          First Providian dated November 15, 1996./3/
                   (f)    Amendment dated February 10, 1997 to the Marketing
                          Agreement between DFA Securities, Inc. and First
                          Providian dated November 15, 1996./3/
                   (g)    Amendment dated March 4, 1997 to the Participation
                          Agreement among DFA Investment Dimensions Group Inc.,
                          Dimensional Fund Advisors Inc., DFA Securities, Inc.
                          and First Providian and Marketing Agreement between
                          DFA Securities, Inc. and First Providian dated
                          November 15, 1996./3/
                   (h)    Amendment dated April 15, 1997 to the Participation
                          Agreement among DFA Investment Dimensions Group Inc.,
                          Dimensional Fund Advisors Inc., DFA Securities, Inc.
                          and First Providian dated November 15, 1996./3/
                   (i)    Participation Agreement among Montgomery Funds III,
                          Montgomery Asset Management, L.P. and First Providian dated November 15, 1996./3/
                   (j)    Participation Agreement among First Providian Life and
                          Health Insurance Company, Warburg, Pincus Trust,
                          Warburg Pincus Asset Management, Inc. and Counsellors
                          Securities, Inc. dated August 11, 1998./5/


          (9)      (a)    Opinion and Consent of Counsel./1/
                   (b)    Consent of Counsel./1/
          (10)     Consent of Independent Auditors./1/
          (11)     No Financial Statements are omitted from Item 23.
          (12)     Not Applicable.
          (13)     Not Applicable.
          (14)     Not Applicable.
                   (a)    None
                   (b)    Not Applicable.





-------------------------------------
/1/Filed herewith.

/2/Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94204 (as filed July 16, 1996).

/3/Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94204 (as filed July 29, 1997).

/4/Incorporated by reference from Initial Registration Statement on Form N-4 of
   AUSA Life Insurance Company, Inc. - AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).

/5/Incorporated by reference from Initial Registration Statement on Form N-4 of
   AUSA Life Insurance Company, Inc. Separate Account C, File No. 333-65149 (as filed October 1, 1998)

Item 25.  Directors and Officers of the Depositor

Name and Principal Business Address         Positions and Offices with Depositor
-----------------------------------         ------------------------------------
Tom A. Schlossberg                          Director and President
4 Manhattanville Road
Purchase, NY 10577

Larry G. Brown                              Director and Chairman of the Board
201 Highland Avenue
Largo, FL 33770

William L. Busler                           Director and Vice President
4333 Edgewood Road NE
Cedar Rapids, IA 52499

Patrick S. Baird                            Vice President and Chief Financial
4333 Edgewood Road NE                        Officer
Cedar Rapids, IA 52499

Craig D. Vermie                             Secretary
4333 Edgewood Road NE
Cedar Rapids, IA 52499

Colette Vargas                              Director and Chief Actuary
4 Manhattanville Road
Purchase, NY 10577

Brenda K. Clancy                            Treasurer
4333 Edgewood Road NE
Cedar Rapids, IA 52499

Jack R. Dykhouse                            Director
Brown Trail, Suite 302
Bedford, TX 76021

Steven E. Frushtick                         Director
500 Fifth Avenue
New York, NY 10110

Carl Thor Hanson                            Director
900 Birdseye Road
P.O. Box 112
Orient, NY 11957-0112



Vera F. Mihaic                              Director and Vice President
666 Fifth Avenue
New York, NY 10103-0001

Peter P. Post                               Director
415 Madison Avenue
New York, NY 10017

Cor H. Verhagen                             Director
51 JFK Parkway
Short Hills, NJ 07078

E. Kirby Warren                             Director
725 Uris Hall
116th Street & Broadway
New York, NY 10027

Eric B. Goodman
400 West Market Street                      Director and Vice President
Louisville, KY 40202

Item 26. Persons controlled by or Under Common Control with the Depositor or Registrant.

      The Depositor, AUSA Life Insurance Company, Inc. ("AUSA Life"), is directly and indirectly wholly owned by AEGON USA, INC. which is indirectly wholly owned by AEGON n.v. The Registrant is a segregated asset account of AUSA Life.

          The following chart indicates the persons controlled by or under common control with AUSA Life:


                                          Jurisdiction of      Percent of Voting
Name                                      Incorporation        Securities Owned              Business
----                                      ----------------     ----------------              --------
AEGON N.V.                                Netherlands          53.63% of Vereniging          Holding company
                                          Corporation          AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.             Netherlands          100% of AEGON N.V.            Holding company
                                          Corporation          Netherlands Corporation

AEGON Netherland N.V.                     Netherlands          100% of AEGON N.V.            Holding company
                                          Corporation          Netherlands Corporation

AEGON Nevak Holding B.V.                  Netherlands          100% of AEGON N.V.            Holding company
                                          Corporation          Netherlands Corporation

AEGON International N.V.                  Netherlands          100% of AEGON N.V.            Holding company
                                          Corporation          Netherlands Corporation

Voting Trust                              Delaware                                           Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                        Delaware             100% of Voting Trust          Holding company
Corporation

Short Hills Management                    New Jersey           100% of AEGON U.S.            Holding company
Company                                                        Holding Corporation

CORPA Reinsurance                         New York             100% of AEGON U.S.            Holding company
Company                                                        Holding Corporation

AEGON Management                          Indiana              100% of AEGON U.S.            Holding company
Company                                                        Holding Corporation

RCC North America Inc.                    Delaware             100% of AEGON U.S.            Holding company
Company                                                        Holding Corporation

AEGON USA, Inc.                           Iowa                 100% AEGON U.S.               Holding company
                                                               Holding Corporation

AUSA Holding Company                      Maryland             100% AEGON USA, Inc.          Holding company

Monumental General Insurance              Maryland             100% AUSA Holding Co.         Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.          Kansas               100% Monumental General       Sale/admin. of travel
                                                               Insurance Group, Inc.         insurance

Monumental General                        Maryland             100% Monumental General       Provides management srvcs.
Administrators, Inc.                                           Insurance Group, Inc.         to unaffiliated third party
                                                                                             administrator

Executive Management and                  Maryland             100% Monumental General       Provides actuarial consulting
Consultant Services, Inc.                                      Administrators, Inc.          services

Monumental General Mass                   Maryland             100% Monumental General       Marketing arm for sale of
Marketing, Inc.                                                Insurance Group, Inc.         mass marketed insurance
                                                                                             coverages

Diversified Investment                    Delaware             100% AUSA Holding Co.         Registered investment advisor
Advisors, Inc.

Diversified Investors Securities          Delaware             100% Diversified Investment   Broker-Dealer
Corp.                                                          Advisors, Inc.

AEGON USA Securities, Inc.                Iowa                 100% AUSA Holding Co.         Broker-Dealer

Supplemental Ins. Division, Inc.          Tennessee            100% AUSA Holding Co.         Insurance

Creditor Resources, Inc.                  Michigan             100% AUSA Holding Co.         Credit insurance

CRC Creditor Resources                    Canada               100% Creditor Resources, Inc. Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                      Iowa                 100% AUSA Holding Co.         Investment advisor
Management, Inc.

AEGON USA Realty                          Iowa                 100% AUSA Holding Co.         Provides real estate
Advisors, Inc.                                                                               administrative and real
                                                                                             estate investment services

Quantra Corporation                       Delaware             100% AEGON USA Realty         Real estate and financial
                                                               Advisors, Inc.                software production and sales

Quantra Software Corporation              Delaware            100% Quantra Corporation       Manufacture and sell
                                                                                             mortgage loan and security
                                                                                             management software

Landauer Realty Advisors, Inc.            Iowa                100% AEGON USA Realty          Real estate counseling
                                                              Advisors, Inc.

Landauer Associates, Inc.                 Delaware            100% AEGON USA Realty          Real estate counseling
                                                              Advisors, Inc.

Realty Information Systems, Inc.          Iowa                100% AEGON USA Realty          Information Systems for
                                                              Advisors, Inc.                 real estate investment
                                                                                             management

AEGON USA Realty                          Iowa                100% AEGON USA                 Real estate management
Management, Inc                                               Realty Advisors, Inc.

USP Real Estate Investment Trust          Iowa                21.89% First AUSA Life Ins.Co. Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

RCC Properties Limited                    Iowa                AEGON USA Realty Advisors,     Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner

AUSA Financial Markets, Inc.              Iowa                100% AUSA Holding Co.          Marketing

Endeavor Investment Advisors              California          49% AUSA Financial             General Partnership
                                                              Markets, Inc.

Universal Benefits Corporation            Iowa                100% AUSA Holding Co.          Third party administrator

Investors Warranty of                     Iowa                100% AUSA Holding Co.          Provider of automobile
America, Inc.                                                                                extended maintenance
                                                                                             contracts

Massachusetts Fidelity Trust Co.          Iowa                100% AUSA Holding Co.          Trust company

Money Services, Inc.                      Delaware            100% AUSA Holding Co.          Provides financial counseling
                                                                                             for employees and agents of
                                                                                             affiliated companies

Zahorik Company, Inc.                     California          100% AUSA Holding Co.          Broker-Dealer

ZCI, Inc.                                 Alabama             100% Zahorik Company, Inc.     Insurance agency

AEGON Asset Management                    Delaware            100% AUSA Holding Co.          Registered investment advisor
Services, Inc.

Intersecurities, Inc.                     Delaware            100% AUSA Holding Co.          Broker-Dealer

Associated Mariner Financial              Michigan            100% Intersecurities, Inc.     Holding co./management
Group, Inc.                                                                                  services

Mariner Financial Services, Inc.          Michigan            100% Associated Mariner        Broker/Dealer
                                                              Financial Group, Inc.

Mariner Planning Corporation              Michigan            100% Mariner Financial         Financial planning
                                                              Services, Inc.

Associated Mariner Agency, Inc.           Michigan            100% Associated Mariner        Insurance agency
                                                              Financial Group, Inc.

Associated Mariner Agency                 Hawaii              100% Associated Mariner        Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

Associated Mariner Ins. Agency            Massachusetts       100% Associated Mariner        Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency                 Ohio                100% Associated Mariner        Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency                 Texas               100% Associated Mariner        Insurance agency
Texas, Inc.                                                   Agency, Inc.

Associated Mariner Agency                 New Mexico          100% Associated Mariner        Insurance agency
New Mexico, Inc.                                              Agency, Inc.

Mariner Mortgage                          Michigan            100% Associated Mariner        Mortgage origination
                                                              Financial Group, Inc.

Idex Investor Services, Inc.              Florida             100% AUSA Holding Co.          Shareholder services

Idex Management, Inc.                     Delaware            50% AUSA Holding Co.           Investment advisor
                                                              50% Janus Capital Corp.

IDEX Series Fund                          Massachusetts       Various                        Mutual fund

First AUSA Life Insurance                 Maryland            100% AEGON USA, Inc.           Insurance holding company
Company

AUSA Life Insurance                       New York            100% First AUSA Life           Insurance
Company, Inc.                                                 Insurance Company

Life Investors Insurance                  Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America

Life Investors Alliance, LLC              Delaware            100% LIICA                     Purchase, own, and hold the
                                                                                             equity interest of other entities

Bankers United Life                       Iowa                100% Life Investors Ins.       Marketing
Assurance Company                                             Company of America

Life Investors Agency                     Iowa                100% Life Investors Ins.       Marketing
Group, Inc.                                                   Company of America

PFL Life Insurance Company                Iowa                100% First AUSA Life Ins. Co.      Insurance

AEGON Financial Services                  Minnesota           100% PFL Life Insurance Co.        Marketing
Group, Inc.

AEGON Assignment Corporation              Kentucky            100% AEGON Financial               Administrator of structured
of Kentucky                                                   Services Group, Inc.               settlements

AEGON Assignment Corporation              Illinois            100% AEGON Financial               Administrator of structured
                                                              Services Group, Inc.               settlements

Southwest Equity Life Ins. Co.            Arizona             100% of Common Voting Stock        Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.          Arizona             100% of Common Voting Stock        Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance            Ohio                100% First AUSA Life Ins. Co.      Insurance
Co. of Ohio

WRL Series Fund, Inc.                     Maryland            Various                            Mutual fund

WRL Investment Services, Inc.             Florida             100% Western Reserve Life          Provides administration for
                                                              Assurance Co. of Ohio              affiliated mutual fund

WRL Investment                            Florida             100% Western Reserve Life          Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

ISI Insurance Agency, Inc.                California          100% Western Reserve Life          Insurance agency
                                                              Assurance Co. of Ohio

ISI Insurance Agency                      Ohio                100% ISI Insurance Agency, Inc.    Insurance agency
of Ohio, Inc.

ISI Insurance Agency                      Texas               100% ISI Insurance Agency, Inc.    Insurance agency
of Texas, Inc.

ISI Insurance Agency                      Massachusetts       100% ISI Insurance Agency, Inc.    Insurance agency
of Massachusetts, Inc.

AEGON Equity Group, Inc.                  Florida             100% Western Reserve Life          Insurance agency
                                                              Assurance Co. of Ohio

Monumental Life Insurance Co.             Maryland            26.77%  First AUSA Life Ins. Co.   Insurance
Group, Inc.                                                   73.23% Capital General Dev. Corp.

AEGON Special Markets                     Maryland            100%  Monumental Life Ins. Co.     Marketing


Monumental General Casualty Co.           Maryland            100% First AUSA Life Ins. Co.      Insurance

United Financial Services, Inc.           Maryland            100% First AUSA Life Ins. Co.      General agency

Bankers Financial Life Ins. Co.           Arizona             100% First AUSA Life Ins. Co.      Insurance

The Whitestone Corporation                Maryland            100% First AUSA Life Ins. Co.      Insurance agency


Cadet Holding Corp.                          Iowa                 100% First AUSA Life             Holding company
                                                                  Insurance Company

Commonwealth General                         Delaware             100% AEGON USA, Inc.             Holding company
Corporation ("CGC")

Monumental Agency Group, Inc.                Kentucky             100% CGC                         Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                          Delaware             100% CGC                         TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                           Virginia             100% Benefit Plans, Inc.         General agent

Commonwealth General                         Kentucky             100% CGC                         Administrator of structured
Assignment Corporation                                                                             settlements

AFSG Securities Corporation                  Pennsylvania         100% CGC                         Broker-Dealer

PB Investment Advisors, Inc.                 Delaware             100% CGC                         Registered investment advisor

Diversified Financial Products Inc.          Delaware             100% CGC                         Provider of investment,
                                                                                                   marketing and admin. services
                                                                                                   to ins. cos.

AEGON USA Real Estate                        Delaware             100% Diversified Financial       Real estate and mortgage
Services, Inc.                                                    Products Inc.                    holding company

Capital Real Estate                          Delaware             100% CGC                         Furniture and equipment
Development Corporation                                                                            lessor

Capital General Development                  Delaware             100% CGC                         Holding company
Corporation

Ammest Realty Corporation                    Texas                100% Peoples Security Life       Special purpose subsidiary
                                                                  Insurance Company

JMH Operating Company, Inc.                  Mississippi          100% Peoples Security Life       Real estate holdings
                                                                  Insurance Company




Independent Automobile                       Florida              100% Capital Security          Automobile Club
Association, Inc.                                                 Life Insurance Company

Independent Automobile                       Georgia              100% Capital Security          Automobile Club
Club, Inc.                                                        Life Insurance Company

Capital 200 Block Corporation                Delaware             100% CGC                       Real estate holdings

Capital Broadway Corporation                 Kentucky             100% CGC                       Real estate holdings

Southlife, Inc.                              Tennessee            100% CGC                       Investment subsidiary

Ampac Insurance Agency, Inc.                 Pennsylvania         100% CGC                       Provider of management
(EIN 23-1720755)                                                                                 support services

National Home Life Corporation               Pennsylvania         100% Ampac Insurance           Special-purpose subsidiary
                                                                  Agency, Inc.

Compass Rose Development                     Pennsylvania         100% Ampac Insurance           Special-purpose subsidiary
Corporation                                                       Agency, Inc.

Frazer Association                           Illinois             100% Ampac Insurance           TPA license-holder
Consultants, Inc.                                                 Agency, Inc.

Valley Forge Associates, Inc.                Pennsylvania         100% Ampac Insurance           Furniture & equipment lessor
                                                                  Agency, Inc.

Veterans Benefits Plans, Inc.                Pennsylvania         100% Ampac Insurance           Administrator of group
                                                                  Agency, Inc.                   insurance programs

Veterans Insurance Services, Inc.            Delaware             100% Ampac Insurance           Special-purpose subsidiary
                                                                  Agency, Inc.

Financial Planning Services, Inc.            Dist. Columbia       100% Ampac Insurance           Special-purpose subsidiary
                                                                  Agency, Inc.

Academy Insurance Group, Inc.                Delaware             100% CGC                       Holding company

Academy Life Insurance Co.                   Missouri             100% Academy Insurance         Insurance company
                                                                  Group, Inc.

Pension Life Insurance                       New Jersey           100% Academy Insurance         Insurance company
Company of America                                                Group, Inc.

Academy Services, Inc.                       Delaware             100% Academy Insurance         Special-purpose subsidiary
                                                                  Group, Inc.

Ammest Development Corp. Inc.         Kansas              100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

Ammest Insurance Agency, Inc.         California          100% Academy Insurance           General agent
                                                          Group, Inc.

Ammest Massachusetts                  Massachusetts       100% Academy Insurance           Special-purpose subsidiary
Insurance Agency, Inc.                                    Group, Inc.

Ammest Realty, Inc.                   Pennsylvania        100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

Ampac, Inc.                           Texas               100% Academy Insurance           Managing general agent
                                                          Group, Inc.

Ampac Insurance Agency, Inc.          Pennsylvania        100% Academy Insurance           Special-purpose subsidiary
(EIN 23-2364438)                                          Group, Inc.

Data/Mark Services, Inc.              Delaware            100% Academy Insurance           Provider of mgmt. services
                                                          Group, Inc.

Force Financial Group, Inc.           Delaware            100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

Force Financial Services, Inc.        Massachusetts       100% Force Fin. Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.             Pennsylvania        100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

NCOA Motor Club, Inc.                 Georgia             100% Academy Insurance           Automobile club
                                                          Group, Inc.

NCOA Management Company               Texas               100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

Unicom Administrative                 Pennsylvania        100% Academy Insurance           Provider of admin. services
Services, Inc.                                            Group, Inc.

Unicom Administrative                 Germany             100% Unicom Administrative       Provider of admin. services
Services, GmbH                                            Services, Inc.


Capital Liberty, L.P.                        Delaware             99.0% Monumental               Holding Company
                                                                  Life Ins. Co.
                                                                  1% CGC

Commonwealth General LLC                     Turks &              100% CGC                       Special-purpose subsidiary
                                             Caicos Islands

Peoples Benefit Life                         Missouri             3.7% CGC                       Insurance Company
Insurance Company                                                 20% Capital Liberty, L.P.
                                                                  76.3% Monumental Life
                                                                  Ins. Co.

Veterans Life Insurance Co.                  Illinois             100% Peoples Benefit Life      Insurance company
                                                                  Insurance Company

Peoples Benefit Services, Inc.               Pennsylvania         100% Veterans Life Ins. Co.    Special-purpose subsidiary

Item 27.  Number of Contract Owners

          As of March 31, 1999, there were 127 Advisor's Edge Variable Annuity contract owners.

Item 28.  Indemnification

          The New York Code (Section 721 et seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account C, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and variable annuity contracts funded by Separate Account II and Separate Account V of Providian Life and Health Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity contracts funded by PFL Life Variable Annuity Account A, PFL Endeavor VA Separate Account, PFL Wright Variable Annuity Account and PFL Retirement Builder Variable Annuity Account of PFL Life Insurance Company and AUSA Endeavor Variable Annuity Account of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers of AFSG Securities Corporation/5/

                                                Positions and Officers
          Name                                     with Underwriter
          ----                                  ----------------------

          Larry N. Norman                       President
          Lisa A. Wachendorf                    Vice President and Chief
                                                Compliance Officer
          Debra C. Cubero                       Vice President
          Anne M. Spaes                         Vice President
          Sarah J. Strange                      Vice President
          Frank A. Camp                         Secretary
          Linda Gilmer                          Controller and Treasurer
          Robert W. Warner                      Assistant Compliance Officer
          Emily Bates                           Assistant Treasurer
          Clifton W. Flenniken                  Assistant Treasurer
          Thomas E. Pierpan                     Assistant Vice President and
                                                Assistant Secretary
          Priscilla I. Hechler                  Assistant Vice President and
                                                Assistant Secretary
          Darin Smith                           Assistant Vice President and
                                                Assistant Secretary

          Directors
          ---------

          Larry N. Norman
          Frank A. Camp
          Sarah J. Strange

--------------
/5/ The principal business address of each person listed is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001, or 400 West Market Street, Louisville, Kentucky 40202, or 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 30.  Location of Accounts and Records

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of AUSA Life Insurance Company, Inc. at 666 Fifth Avenue, New York, New York, 10103, or its administrative offices at 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings



     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

     (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA Life Insurance Company, Inc., at the address or phone number listed in the Prospectus.

     (d) AUSA Life Insurance Company, Inc. hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company, Inc.


     Section 403(b) Representations
     ------------------------------

          AUSA Life represents that it is relying on a no-action letter dated November 28, 1998, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(i), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                   Title                   Date

William Brown, Jr.           Director                April 30, 1999
------------------------
William Brown, Jr.

Larry G. Brown               Director                April 30, 1999
------------------------
Larry G. Brown

William L. Busler            Director                April 30, 1999
------------------------
William L. Busler

Jack R. Dykhouse             Director                April 30, 1999
------------------------
Jack R. Dykhouse

Steven E. Frushtick          Director                April 30, 1999
------------------------
Steven E. Frushtick

Carl T. Hanson               Director                April 30, 1999
------------------------
Carl T. Hanson

Colette Vargas               Director                April 30, 1999
------------------------
Colette Vargas

Vera F. Mihaic               Director                April 30, 1999
------------------------
Vera F. Mihaic

Peter P. Post                Director                April 30, 1999
------------------------
Peter P. Post

Tom A. Schlossberg           Director (Principal     April 30, 1999
------------------------
Tom A. Schlossberg           Executive Officer)

Cor H. Verhagen              Director                April 30, 1999
------------------------
Cor H. Verhagen

E. Kirby Warren              Director                April 30, 1999
------------------------
E. Kirby Warren

Brenda K. Clancy             Treasurer (Chief        April 30, 1999
------------------------
Brenda K. Clancy             Accounting Officer



By: /s/ Gregory E. Miller-Breetz
    ----------------------------
        Gregory E. Miller-Breetz
        Attorney-In-Fact

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Louisville and Commonwealth of Kentucky, on this 30th day of April, 1999.

                                       AUSA LIFE INSURANCE COMPANY, INC.
                                        SEPARATE ACCOUNT C
                                       Registrant


                                       AUSA LIFE INSURANCE COMPANY, INC.
                                       Depositor

                                       Tom A. Schlossberg
                                       -----------------------
                                       Tom A. Schlossberg
                                       President

                                       By: /s/ Gregory E. Miller-Breetz
                                           ----------------------------
                                           Gregory E. Miller-Breetz
                                           Attorney-In-Fact

                              SEPARATE ACCOUNT C
                        ADVISOR'S EDGE VARIABLE ANNUITY

                               INDEX TO EXHIBITS




EXHIBIT 9(a)    OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)    CONSENT OF COUNSEL

EXHIBIT 10      CONSENT OF INDEPENDENT AUDITORS